  As filed with the Securities and Exchange Commission on November 10, 2005
                                                              File No. 033-63731
                                                                       811-07387

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                    --------
         Post-Effective Amendment No. 22                                    [X]
                                     ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   12                                                  [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585
               (Depositor's Telephone Number, Including Area Code)

                               Jerry K. Scheinfeldt
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on November 15, 2005 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on ___________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following prospectus is incorporated in Part A of this Post-Effective Amendment No. 22, by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-6 (File No. 033-63731), as filed on April 5, 2005, and declared effective on May 2, 2005.

                                    PART A

          SUPPLEMENT DATED NOVEMBER 15, 2005 TO YOUR PROSPECTUS DATED
                                  MAY 2, 2005

                                                               REGISTRATION
       ISSUING COMPANY                 PRODUCT NAME            STATEMENT NO.          SEPARATE ACCOUNT
  Hartford Life and Annuity  OmniSource                          33-63731     ICMG Registered Variable Life
  Insurance Company                                                           Separate Account One
                             The One Provider                    33-63731     ICMG Registered Variable Life
                                                                              Separate Account One
                             Wells Fargo Non-Qualified Select    33-63731     ICMG Registered Variable Life
                                                                              Separate Account One
  Hartford Life Insurance    OmniSource                          333-60515    ICMG Registered Variable Life
  Company                                                                     Separate Account A

SUPPLEMENT DATED NOVEMBER 15, 2005 TO YOUR GROUP FLEXIBLE PREMIUM VARIABLE LIFE
   INSURANCE POLICY PROSPECTUS ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
                  COMPANY AND HARTFORD LIFE INSURANCE COMPANY

The following changes are made to disclosure in the Section entitled "Transfers Among Investment Divisions:"

Under the sub-section entitled "What Restrictions Are There on My Ability to Make an Investment Division Transfer?" the last paragraph is deleted and replaced with the following:

    Hartford attempts to curb frequent transfers in the following ways:

    X 12 Transfer Rule (described above)

Under the sub-section entitled "What Restrictions Are There on My Ability to Make an Investment Division Transfer?" the following disclosure is added as the last paragraph:

    Upon request by an underlying Investment Division, and subject to applicable law, we may provide the underlying Investment Division with the Tax Identification Number, and other identifying information contained in our records, of Certificate Owners that engaged in Investment Division transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Investment Division.

Under the sub-section entitled "Third Party Transfer Service Agreements," the paragraph is deleted and replaced with the following:

    In the past, Certificate Owners that made an initial Premium Payment of $1 million or more, or who were acting on behalf of multiple Certificate Owners with aggregate Investment Values of $2 million or more, were required to sign a separate agreement with us that included additional restrictions on their ability to request Investment Division transfers. Hartford is not currently requiring Certificate Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.

The following changes are made to disclosure in the Section entitled "Legal Proceedings:"

The third sentence of the first paragraph is deleted and replaced as follows:

    The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investment Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The second and third paragraphs are deleted and replaced as follows:

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, The Hartford agreed in principle with the Boards of Directors of the funds to indemnify the funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

    To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford
    Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that

    HLIC, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.

    The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. Additionally, The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in connection with these matters.

    Also, The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. Further, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters. The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5302

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                     ICMG SEPARATE ACCOUNT 1 -- OMNISOURCE

                              FINANCIAL STATEMENTS

                            AS OF DECEMBER 31, 2004

                                 TOGETHER WITH

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE, OMNISOURCE AND
THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, OmniSource (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, OmniSource as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                             AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
                            ASSET ALLOCATION       GLOBAL GROWTH           GROWTH            INTERNATIONAL
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          14,943               18,127               32,245               43,067
                               ==========            =========           ==========            =========
    Cost.................      $  216,541            $ 323,831           $2,271,850            $ 902,672
                               ==========            =========           ==========            =========
    Market Value.........      $  230,424            $ 312,330           $1,647,717            $ 680,030
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                         80             --                   --
  Receivable from fund
   shares sold...........               4                    6                   29                   12
  Other assets...........        --                   --                   --                   --
                               ----------            ---------           ----------            ---------
  Total Assets...........         230,428              312,416            1,647,746              680,042
                               ----------            ---------           ----------            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               4             --                         29                   12
  Payable for fund shares
   purchased.............        --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --
                               ----------            ---------           ----------            ---------
  Total Liabilities......               4             --                         29                   12
                               ----------            ---------           ----------            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  230,424            $ 312,416           $1,647,717            $ 680,030
                               ==========            =========           ==========            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          19,416               32,602              174,933               72,864
  Unit Price*............      $11.867470            $9.582633           $ 9.419148            $9.332859

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             AMERICAN FUNDS
                              GLOBAL SMALL                    SCUDDER VIT                    SCUDDER VIT          SCUDDER VIT
                             CAPITALIZATION     EAFE-REGISTERED TRADEMARK- EQUITY INDEX   EQUITY 500 INDEX      SMALL CAP INDEX
                           INVESTMENT DIVISION            INVESTMENT DIVISION            INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  ---------------------------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....           8,501                         42,467                       1,093,367              87,455
                               ==========                     ==========                     ===========          ==========
    Cost.................      $  107,819                     $  489,164                     $11,925,883          $1,021,578
                               ==========                     ==========                     ===========          ==========
    Market Value.........      $  144,694                     $  405,134                     $13,918,567          $1,254,978
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                        --                                  --                   --
  Receivable from fund
   shares sold...........               3                              7                             248                  22
  Other assets...........        --                        --                                  --                   --
                               ----------                     ----------                     -----------          ----------
  Total Assets...........         144,697                        405,141                      13,918,815           1,255,000
                               ----------                     ----------                     -----------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               3                              7                             167                  22
  Payable for fund shares
   purchased.............        --                        --                                  --                   --
  Other liabilities......        --                        --                                  --                   --
                               ----------                     ----------                     -----------          ----------
  Total Liabilities......               3                              7                             167                  22
                               ----------                     ----------                     -----------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  144,694                     $  405,134                     $13,918,648          $1,254,978
                               ==========                     ==========                     ===========          ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          12,820                         38,126                       1,124,005              85,556
  Unit Price*............      $11.286856                     $10.626186                     $ 12.383085          $14.668454


                             ALGER AMERICAN        ALGER AMERICAN        FIDELITY VIP
                                 GROWTH         SMALL CAPITALIZATION     EQUITY-INCOME
                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                           -------------------  --------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          16,731                 3,040                1,721
                               ==========            ==========           ==========
    Cost.................      $  722,537            $  124,289           $   40,634
                               ==========            ==========           ==========
    Market Value.........      $  587,593            $   61,593           $   43,651
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                    --
  Receivable from fund
   shares sold...........              10                   264                  374
  Other assets...........        --                   --                    --
                               ----------            ----------           ----------
  Total Assets...........         587,603                61,857               44,025
                               ----------            ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              10                   264                  374
  Payable for fund shares
   purchased.............        --                   --                    --
  Other liabilities......        --                   --                    --
                               ----------            ----------           ----------
  Total Liabilities......              10                   264                  374
                               ----------            ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  587,593            $   61,593           $   43,651
                               ==========            ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          35,198                 5,657                2,417
  Unit Price*............      $16.694117            $10.888167           $18.062328

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                          FRANKLIN             FRANKLIN
                              FIDELITY VIP           FRANKLIN         STRATEGIC INCOME     TEMPLETON MUTUAL
                               HIGH INCOME           SMALL CAP           SECURITIES        SHARES SECURITIES
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....              35               15,696                1,496               39,973
                               ==========            =========           ==========           ==========
    Cost.................      $      239            $ 314,766           $   15,599           $  547,763
                               ==========            =========           ==========           ==========
    Market Value.........      $      247            $ 304,979           $   19,331           $  665,145
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --
  Receivable from fund
   shares sold...........        --                          5             --                         12
  Other assets...........              14             --                   --                   --
                               ----------            ---------           ----------           ----------
  Total Assets...........             261              304,984               19,331              665,157
                               ----------            ---------           ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                          5             --                         12
  Payable for fund shares
   purchased.............        --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --
                               ----------            ---------           ----------           ----------
  Total Liabilities......        --                          5             --                         12
                               ----------            ---------           ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $      261            $ 304,979           $   19,331           $  665,145
                               ==========            =========           ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........              23               35,543                1,269               46,364
  Unit Price*............      $11.596112            $8.580552           $15.237973           $14.346238

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                TEMPLETON            TEMPLETON                                                  HARTFORD CAPITAL
                           FOREIGN SECURITIES    GROWTH SECURITIES    HARTFORD ADVISERS      HARTFORD BOND        APPRECIATION
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....           7,962               18,454               10,332              284,414               42,846
                               ==========           ==========            =========           ==========           ==========
    Cost.................      $   88,341           $  207,959            $ 267,050           $3,129,612           $2,398,719
                               ==========           ==========            =========           ==========           ==========
    Market Value.........      $  114,253           $  236,763            $ 238,078           $3,396,717           $2,289,283
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --                   --
  Receivable from fund
   shares sold...........               2                    4                    4                   60                   41
  Other assets...........        --                   --                   --                   --                   --
                               ----------           ----------            ---------           ----------           ----------
  Total Assets...........         114,255              236,767              238,082            3,396,777            2,289,324
                               ----------           ----------            ---------           ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               2                    4                    4                   51                  378
  Payable for fund shares
   purchased.............        --                   --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --                   --
                               ----------           ----------            ---------           ----------           ----------
  Total Liabilities......               2                    4                    4                   51                  378
                               ----------           ----------            ---------           ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  114,253           $  236,763            $ 238,078           $3,396,726           $2,288,946
                               ==========           ==========            =========           ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          10,393               18,800               24,007              200,830               85,497
  Unit Price*............      $10.993235           $12.593946            $9.916959           $16.913464           $26.772317

                                HARTFORD
                              MONEY MARKET        HARTFORD STOCK
                           INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....       7,920,924                1,531
                               ==========            =========
    Cost.................      $7,920,924            $  75,157
                               ==========            =========
    Market Value.........      $7,920,924            $  70,024
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --
  Receivable from fund
   shares sold...........             306                    1
  Other assets...........              33             --
                               ----------            ---------
  Total Assets...........       7,921,263               70,025
                               ----------            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             190                    1
  Payable for fund shares
   purchased.............        --                   --
  Other liabilities......        --                   --
                               ----------            ---------
  Total Liabilities......             190                    1
                               ----------            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $7,921,073            $  70,024
                               ==========            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........         626,962                8,597
  Unit Price*............      $12.634059            $8.145551

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                               JANUS ASPEN          JANUS ASPEN          JANUS ASPEN          JANUS ASPEN
                            WORLDWIDE GROWTH      MID CAP GROWTH          BALANCED          FLEXIBLE INCOME
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....           5,580               19,618               15,833               64,960
                                =========            =========           ==========           ==========
    Cost.................       $ 240,214            $ 887,423           $  426,589           $  778,076
                                =========            =========           ==========           ==========
    Market Value.........       $ 148,540            $ 497,510           $  399,614           $  825,636
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --
  Receivable from fund
   shares sold...........               3                    9                    7                   15
  Other assets...........        --                   --                   --                   --
                                ---------            ---------           ----------           ----------
  Total Assets...........         148,543              497,519              399,621              825,651
                                ---------            ---------           ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               3                    9                    7                   15
  Payable for fund shares
   purchased.............        --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --
                                ---------            ---------           ----------           ----------
  Total Liabilities......               3                    9                    7                   15
                                ---------            ---------           ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $ 148,540            $ 497,510           $  399,614           $  825,636
                                =========            =========           ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          22,030               85,304               36,151               60,771
  Unit Price*............       $6.742779            $5.832229           $11.054015           $13.585950

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                           JPMORGAN                                  JPMORGAN
                               JANUS ASPEN                               INTERNATIONAL          JPMORGAN          U.S. LARGE CAP
                           INTERNATIONAL GROWTH     JPMORGAN BOND        OPPORTUNITIES        SMALL COMPANY         CORE EQUITY
                           INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           --------------------  -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....           7,793                33,508              534,489               28,949               42,485
                                =========            ==========           ==========           ==========           ==========
    Cost.................       $ 234,271            $  384,249           $5,698,469           $  444,752           $  648,761
                                =========            ==========           ==========           ==========           ==========
    Market Value.........       $ 209,934            $  407,793           $5,943,518           $  517,601           $  577,368
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                          80             --                   --                   --
  Receivable from fund
   shares sold...........               4                     8                  106                    9                   10
  Other assets...........        --                    --                   --                   --                          3
                                ---------            ----------           ----------           ----------           ----------
  Total Assets...........         209,938               407,881            5,943,624              517,610              577,381
                                ---------            ----------           ----------           ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               4              --                        106                    9                   10
  Payable for fund shares
   purchased.............        --                    --                   --                   --                   --
  Other liabilities......        --                    --                   --                   --                   --
                                ---------            ----------           ----------           ----------           ----------
  Total Liabilities......               4              --                        106                    9                   10
                                ---------            ----------           ----------           ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $ 209,934            $  407,881           $5,943,518           $  517,601           $  577,371
                                =========            ==========           ==========           ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          25,947                28,875              498,865               34,295               49,170
  Unit Price*............       $8.090933            $14.125569           $11.914085           $15.092425           $11.742251


                               MFS CAPITAL         MFS EMERGING
                              OPPORTUNITIES           GROWTH
                           INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          12,945               14,677
                                =========            =========
    Cost.................       $ 265,457            $ 314,358
                                =========            =========
    Market Value.........       $ 175,662            $ 257,141
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                         86
  Receivable from fund
   shares sold...........               3             --
  Other assets...........        --                   --
                                ---------            ---------
  Total Assets...........         175,665              257,227
                                ---------            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               3             --
  Payable for fund shares
   purchased.............        --                   --
  Other liabilities......        --                          2
                                ---------            ---------
  Total Liabilities......               3                    2
                                ---------            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $ 175,662            $ 257,225
                                =========            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          23,862               43,590
  Unit Price*............       $7.361664            $5.901032

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                                            MORGAN STANLEY
                                                                                               CORE PLUS
                             MFS HIGH INCOME    MFS INVESTORS TRUST   MFS NEW DISCOVERY      FIXED INCOME
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          62,982               14,415               57,879              853,044
                               ==========            =========            =========           ==========
    Cost.................      $  625,644            $ 296,641            $ 933,761           $9,062,413
                               ==========            =========            =========           ==========
    Market Value.........      $  653,125            $ 260,619            $ 860,662           $9,861,184
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --
  Receivable from fund
   shares sold...........        --                          5                   15                  176
  Other assets...........        --                   --                   --                   --
                               ----------            ---------            ---------           ----------
  Total Assets...........         653,125              260,624              860,677            9,861,360
                               ----------            ---------            ---------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              23                    5                   15                  175
  Payable for fund shares
   purchased.............        --                   --                   --                   --
  Other liabilities......               2             --                   --                   --
                               ----------            ---------            ---------           ----------
  Total Liabilities......              25                    5                   15                  175
                               ----------            ---------            ---------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  653,100            $ 260,619            $ 860,662           $9,861,185
                               ==========            =========            =========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          52,768               29,085               91,676              677,064
  Unit Price*............      $12.376913            $8.960632            $9.388109           $14.564628

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             MORGAN STANLEY
                            EMERGING MARKETS      MORGAN STANLEY       MORGAN STANLEY       MORGAN STANLEY      NEUBERGER BERMAN
                                 EQUITY             TECHNOLOGY           HIGH YIELD         MID CAP GROWTH        AMT BALANCED
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          59,728               21,304               30,959               29,427                   56
                               ==========            =========           ==========            =========           ==========
    Cost.................      $  638,599            $ 138,691           $  262,334            $ 415,657           $      559
                               ==========            =========           ==========            =========           ==========
    Market Value.........      $  659,993            $  76,481           $  225,382            $ 304,860           $      543
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --                   --
  Receivable from fund
   shares sold...........              12                    1                    4                    5             --
  Other assets...........        --                   --                   --                   --                   --
                               ----------            ---------           ----------            ---------           ----------
  Total Assets...........         660,005               76,482              225,386              304,865                  543
                               ----------            ---------           ----------            ---------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              12                    1                    4                    5                  100
  Payable for fund shares
   purchased.............        --                   --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --                   --
                               ----------            ---------           ----------            ---------           ----------
  Total Liabilities......              12                    1                    4                    5                  100
                               ----------            ---------           ----------            ---------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  659,993            $  76,481           $  225,382            $ 304,860           $      443
                               ==========            =========           ==========            =========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          45,764               24,385               19,505               36,118                   30
  Unit Price*............      $14.421722            $3.136466           $11.554830            $8.440685           $14.914647


                            NEUBERGER BERMAN
                              AMT PARTNERS
                           INVESTMENT DIVISION
                           -------------------
ASSETS:
  Investments:
    Number of Shares.....           3,463
                               ==========
    Cost.................      $  118,883
                               ==========
    Market Value.........      $   63,447
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........             426
  Other assets...........
                               ----------
  Total Assets...........          63,873
                               ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             428
  Payable for fund shares
   purchased.............        --
  Other liabilities......               2
                               ----------
  Total Liabilities......             430
                               ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $   63,443
                               ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........           3,695
  Unit Price*............      $17.170304

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                               ASSET ALLOCATION           GLOBAL GROWTH                 GROWTH                INTERNATIONAL
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        4,330            $        2,575            $        3,853            $       15,080
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (1,421)                   (3,830)                  (14,453)                   (6,948)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............                2,909                    (1,255)                  (10,600)                    8,132
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --                        --
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                  451                    26,194                   123,858                   112,481
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               13,022                    48,347                   135,830                    60,849
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........               13,473                    74,541                   259,688                   173,330
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       16,382            $       73,286            $      249,088            $      181,462
                                ==============            ==============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                AMERICAN FUNDS
                                 GLOBAL SMALL                       SCUDDER VIT                      SCUDDER VIT
                                CAPITALIZATION        EAFE-REGISTERED TRADEMARK- EQUITY INDEX      EQUITY 500 INDEX
                              INVESTMENT DIVISION               INVESTMENT DIVISION              INVESTMENT DIVISION
                           -------------------------  ---------------------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $   --                            $        8,894                    $      149,478
                                ---------------                   --------------                    --------------
EXPENSES:
  Mortality and expense
   undertakings..........                (1,146)                          (2,550)                          (89,494)
                                ---------------                   --------------                    --------------
    Net Investment income
     (loss)..............                (1,146)                           6,344                            59,984
                                ---------------                   --------------                    --------------
CAPITAL GAINS INCOME.....           --                            --                                   --
                                ---------------                   --------------                    --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                   952                           29,787                           169,350
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                23,378                           35,605                         1,105,576
                                ---------------                   --------------                    --------------
    Net gain (loss) on
     investments.........                24,330                           65,392                         1,274,926
                                ---------------                   --------------                    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $        23,184                   $       71,736                    $    1,334,910
                                ===============                   ==============                    ==============


                                 SCUDDER VIT              ALGER AMERICAN            ALGER AMERICAN             FIDELITY VIP
                               SMALL CAP INDEX                GROWTH             SMALL CAPITALIZATION         EQUITY-INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        4,952            $  --                     $  --                     $          694
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (7,364)                   (7,301)                     (360)                     (283)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............               (2,412)                   (7,301)                     (360)                      411
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --                                166
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                3,640                  (327,709)                  (17,956)                     (499)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              173,509                   400,685                    27,527                     4,339
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........              177,149                    72,976                     9,571                     3,840
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $      174,737            $       65,675            $        9,211            $        4,417
                                ==============            ==============            ==============            ==============

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                       FRANKLIN                  FRANKLIN
                                 FIDELITY VIP                FRANKLIN              STRATEGIC INCOME          TEMPLETON MUTUAL
                                 HIGH INCOME                SMALL CAP                 SECURITIES            SHARES SECURITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $           19            $  --                     $          571            $        5,055
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........                   (1)                   (1,811)                     (116)                   (4,195)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............                   18                    (1,811)                      455                       860
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                                 23               --
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          --                              1,302                       800                       664
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                    3                    30,979                       163                    68,610
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........                    3                    32,281                       963                    69,274
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $           21            $       30,470            $        1,441            $       70,134
                                ==============            ==============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                 TEMPLETON               TEMPLETON
                             FOREIGN SECURITIES      GROWTH SECURITIES       HARTFORD ADVISERS          HARTFORD BOND
                            INVESTMENT DIVISION     INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------  ----------------------  ----------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............      $        1,332          $        2,435          $       12,088           $      153,623
                               --------------          --------------          --------------           --------------
EXPENSES:
  Mortality and expense
   undertakings..........              (1,001)                 (1,350)                 (3,932)                 (21,177)
                               --------------          --------------          --------------           --------------
    Net Investment income
     (loss)..............                 331                   1,085                   8,156                  132,446
                               --------------          --------------          --------------           --------------
CAPITAL GAINS INCOME.....          --                      --                      --                           84,701
                               --------------          --------------          --------------           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              21,251                     (16)                (61,366)                   2,108
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              (2,846)                 28,754                  72,558                  (97,726)
                               --------------          --------------          --------------           --------------
    Net gain (loss) on
     investments.........              18,405                  28,738                  11,192                  (95,618)
                               --------------          --------------          --------------           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $       18,736          $       29,823          $       19,348           $      121,529
                               ==============          ==============          ==============           ==============

                              HARTFORD CAPITAL             HARTFORD
                                APPRECIATION             MONEY MARKET            HARTFORD STOCK
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------  ------------------------  ----------------------
INVESTMENT INCOME:
  Dividends..............      $        7,049           $       72,945           $          741
                               --------------           --------------           --------------
EXPENSES:
  Mortality and expense
   undertakings..........             (12,667)                 (49,892)                    (421)
                               --------------           --------------           --------------
    Net Investment income
     (loss)..............              (5,618)                  23,053                      320
                               --------------           --------------           --------------
CAPITAL GAINS INCOME.....          --                      --                        --
                               --------------           --------------           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              13,729              --                                 2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................             346,186              --                             2,035
                               --------------           --------------           --------------
    Net gain (loss) on
     investments.........             359,915              --                             2,037
                               --------------           --------------           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $      354,297           $       23,053           $        2,357
                               ==============           ==============           ==============

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                JANUS ASPEN             JANUS ASPEN             JANUS ASPEN              JANUS ASPEN
                              WORLDWIDE GROWTH         MID CAP GROWTH             BALANCED             FLEXIBLE INCOME
                            INVESTMENT DIVISION     INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------  ----------------------  ----------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............      $        1,311          $   --                  $        8,438           $       48,082
                               --------------          --------------          --------------           --------------
EXPENSES:
  Mortality and expense
   undertakings..........                (912)                 (2,859)                 (3,256)                  (5,231)
                               --------------          --------------          --------------           --------------
    Net Investment income
     (loss)..............                 399                  (2,859)                  5,182                   42,851
                               --------------          --------------          --------------           --------------
CAPITAL GAINS INCOME.....          --                      --                      --                            5,887
                               --------------          --------------          --------------           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (1,364)                 (7,041)                (42,436)                     356
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               6,858                  83,581                  89,946                  (25,827)
                               --------------          --------------          --------------           --------------
    Net gain (loss) on
     investments.........               5,494                  76,540                  47,510                  (25,471)
                               --------------          --------------          --------------           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $        5,893          $       73,681          $       52,692           $       23,267
                               ==============          ==============          ==============           ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                       JPMORGAN
                                 JANUS ASPEN                                        INTERNATIONAL                JPMORGAN
                             INTERNATIONAL GROWTH         JPMORGAN BOND             OPPORTUNITIES             SMALL COMPANY
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        1,572            $       13,790            $       30,122            $  --
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (1,382)                   (2,603)                  (34,555)                   (9,034)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............                  190                    11,187                    (4,433)                   (9,034)
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                              7,313               --                        --
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (17,505)                    4,470                    18,566                   344,389
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               31,086                    (8,480)                  885,734                    11,395
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........               13,581                    (4,010)                  904,300                   355,784
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       13,771            $       14,490            $      899,867            $      346,750
                                ==============            ==============            ==============            ==============

                                   JPMORGAN
                                U.S. LARGE CAP             MFS CAPITAL               MFS EMERGING
                                 CORE EQUITY              OPPORTUNITIES                 GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        3,632            $          619            $  --
                                --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (3,198)                   (1,117)                     (963)
                                --------------            --------------            --------------
    Net Investment income
     (loss)..............                  434                      (498)                     (963)
                                --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --
                                --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                1,387                       966                       773
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               43,996                    19,099                    35,266
                                --------------            --------------            --------------
    Net gain (loss) on
     investments.........               45,383                    20,065                    36,039
                                --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       45,817            $       19,567            $       35,076
                                ==============            ==============            ==============

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                              MORGAN STANLEY
                                                                                                                CORE PLUS
                               MFS HIGH INCOME         MFS INVESTORS TRUST        MFS NEW DISCOVERY            FIXED INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $       24,935            $        3,370            $  --                     $      389,685
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (3,509)                   (3,665)                   (5,218)                  (68,114)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............               21,426                      (295)                   (5,218)                  321,571
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --                             23,460
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........               11,191                   (30,853)                   (4,979)                   44,152
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               16,716                    97,360                    43,761                   (15,422)
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........               27,907                    66,507                    38,782                    28,730
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       49,333            $       66,212            $       33,564            $      373,761
                                ==============            ==============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                MORGAN STANLEY
                               EMERGING MARKETS           MORGAN STANLEY            MORGAN STANLEY            MORGAN STANLEY
                                    EQUITY                EQUITY GROWTH               TECHNOLOGY                HIGH YIELD
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        7,248            $  --                     $  --                     $       31,324
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (7,087)              --                               (416)                   (2,484)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............                  161               --                               (416)                   28,840
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --                        --
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (21,148)                      (22)                       50                    17,097
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              270,086                        21                     1,013                     4,152
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........              248,938                        (1)                    1,063                    21,249
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $      249,099            $           (1)           $          647            $       50,089
                                ==============            ==============            ==============            ==============


                                MORGAN STANLEY           NEUBERGER BERMAN          NEUBERGER BERMAN
                                MID CAP GROWTH             AMT BALANCED              AMT PARTNERS
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $  --                     $            6            $            7
                                --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (1,828)                       (4)                     (251)
                                --------------            --------------            --------------
    Net Investment income
     (loss)..............               (1,828)                        2                      (244)
                                --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --
                                --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (15,061)                       (1)                   (7,214)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               75,836                        41                    15,853
                                --------------            --------------            --------------
    Net gain (loss) on
     investments.........               60,775                        40                     8,639
                                --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       58,947            $           42            $        8,395
                                ==============            ==============            ==============

_____________________________________ SA-17 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                               ASSET ALLOCATION           GLOBAL GROWTH                 GROWTH                INTERNATIONAL
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $          2,909          $         (1,255)         $        (10,600)         $          8,132
  Capital gains income...           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                   451                    26,194                   123,858                   112,481
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                13,022                    48,347                   135,830                    60,849
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                16,382                    73,286                   249,088                   181,462
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                21,668                    36,695                   168,760                    28,431
  Net Transfers..........                     1                     3,839                   (81,148)                  316,353
  Cost of insurance and
   other fees............                (3,561)                  (15,424)                  (39,096)                  (21,900)
  Surrenders.............                (7,024)                 (391,218)                 (735,826)                 (562,153)
  Other activity.........                  (663)                     (190)                      282                     1,066
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                10,421                  (366,298)                 (687,028)                 (238,203)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........                26,803                  (293,012)                 (437,940)                  (56,741)
NET ASSETS:
  Beginning of year......               203,621                   605,428                 2,085,657                   736,771
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        230,424          $        312,416          $      1,647,717          $        680,030
                               ================          ================          ================          ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                AMERICAN FUNDS
                                 GLOBAL SMALL                      SCUDDER VIT                      SCUDDER VIT
                                CAPITALIZATION       EAFE-REGISTERED TRADEMARK- EQUITY INDEX      EQUITY 500 INDEX
                             INVESTMENT DIVISION               INVESTMENT DIVISION              INVESTMENT DIVISION
                           ------------------------  ---------------------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         (1,146)                $          6,344                  $         59,984
  Capital gains income...           --                           --                                    --
  Net realized gain
   (loss) on security
   transactions..........                   952                           29,787                           169,350
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                23,378                           35,605                         1,105,576
                               ----------------                 ----------------                  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                23,184                           71,736                         1,334,910
                               ----------------                 ----------------                  ----------------
UNIT TRANSACTIONS:
  Purchases..............                43,096                            4,940                           187,889
  Net Transfers..........               (40,439)                        (153,772)                          222,417
  Cost of insurance and
   other fees............                (2,214)                         (20,931)                         (202,470)
  Surrenders.............                (3,884)                         (39,317)                         (979,771)
  Other activity.........                     2                             (329)                             (714)
                               ----------------                 ----------------                  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                (3,439)                        (209,409)                         (772,649)
                               ----------------                 ----------------                  ----------------
  Net increase (decrease)
   in net assets.........                19,745                         (137,673)                          562,261
NET ASSETS:
  Beginning of year......               124,949                          542,807                        13,356,387
                               ----------------                 ----------------                  ----------------
  End of year............      $        144,694                 $        405,134                  $     13,918,648
                               ================                 ================                  ================


                                 SCUDDER VIT              ALGER AMERICAN            ALGER AMERICAN             FIDELITY VIP
                               SMALL CAP INDEX                GROWTH             SMALL CAPITALIZATION         EQUITY-INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         (2,412)         $         (7,301)         $           (360)         $            411
  Capital gains income...           --                        --                        --                                166
  Net realized gain
   (loss) on security
   transactions..........                 3,640                  (327,709)                  (17,956)                     (499)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               173,509                   400,685                    27,527                     4,339
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               174,737                    65,675                     9,211                     4,417
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                26,044                    52,210                     4,806                       124
  Net Transfers..........               232,951                   176,615                   (15,085)              --
  Cost of insurance and
   other fees............               (28,383)                  (34,024)                   (4,004)                   (6,242)
  Surrenders.............               (71,430)                 (841,997)                     (258)              --
  Other activity.........                   (43)                      172               --                        --
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               159,139                  (647,024)                  (14,541)                   (6,118)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               333,876                  (581,349)                   (5,330)                   (1,701)
NET ASSETS:
  Beginning of year......               921,102                 1,168,942                    66,923                    45,352
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $      1,254,978          $        587,593          $         61,593          $         43,651
                               ================          ================          ================          ================

_____________________________________ SA-19 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                       FRANKLIN                  FRANKLIN
                                 FIDELITY VIP                FRANKLIN              STRATEGIC INCOME          TEMPLETON MUTUAL
                                 HIGH INCOME                SMALL CAP                 SECURITIES            SHARES SECURITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $             18          $         (1,811)         $            455          $            860
  Capital gains income...           --                        --                                 23               --
  Net realized gain
   (loss) on security
   transactions..........           --                              1,302                       800                       664
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                     3                    30,979                       163                    68,610
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                    21                    30,470                     1,441                    70,134
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                     1                    44,954                     3,108                    45,197
  Net Transfers..........           --                              1,698               --                            (12,677)
  Cost of insurance and
   other fees............                    (9)                   (6,279)                     (149)                   (6,167)
  Surrenders.............           --                            (22,324)                   (5,206)                  (20,326)
  Other activity.........           --                                 (7)                      135                       190
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                    (8)                   18,042                    (2,112)                    6,217
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........                    13                    48,512                      (671)                   76,351
NET ASSETS:
  Beginning of year......                   248                   256,467                    20,002                   588,794
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $            261          $        304,979          $         19,331          $        665,145
                               ================          ================          ================          ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                  TEMPLETON                 TEMPLETON
                              FOREIGN SECURITIES        GROWTH SECURITIES         HARTFORD ADVISERS           HARTFORD BOND
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            331          $          1,085          $          8,156          $        132,446
  Capital gains income...           --                        --                        --                             84,701
  Net realized gain
   (loss) on security
   transactions..........                21,251                       (16)                  (61,366)                    2,108
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                (2,846)                   28,754                    72,558                   (97,726)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                18,736                    29,823                    19,348                   121,529
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                42,076                    14,283                    23,169                   227,169
  Net Transfers..........              (118,070)                   30,371                  (127,325)                  238,233
  Cost of insurance and
   other fees............                (2,650)                   (4,536)                  (16,220)                  (23,266)
  Surrenders.............                (1,022)                   (1,739)                 (343,053)                  (31,560)
  Other activity.........                   (31)                      (44)                      (69)                       (6)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (79,697)                   38,335                  (463,498)                  410,570
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               (60,961)                   68,158                  (444,150)                  532,099
NET ASSETS:
  Beginning of year......               175,214                   168,605                   682,228                 2,864,627
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        114,253          $        236,763          $        238,078          $      3,396,726
                               ================          ================          ================          ================

                               HARTFORD CAPITAL              HARTFORD
                                 APPRECIATION              MONEY MARKET             HARTFORD STOCK
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         (5,618)         $         23,053          $            320
  Capital gains income...           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                13,729               --                                  2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               346,186               --                              2,035
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               354,297                    23,053                     2,357
                               ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............               154,492                 1,505,514                     7,447
  Net Transfers..........               282,485                  (149,874)              --
  Cost of insurance and
   other fees............               (24,402)                 (442,041)                   (1,318)
  Surrenders.............              (252,359)                 (737,616)              --
  Other activity.........                (2,576)                        3                       (12)
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               157,640                   175,986                     6,117
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               511,937                   199,039                     8,474
NET ASSETS:
  Beginning of year......             1,777,009                 7,722,034                    61,550
                               ----------------          ----------------          ----------------
  End of year............      $      2,288,946          $      7,921,073          $         70,024
                               ================          ================          ================

_____________________________________ SA-21 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                 JANUS ASPEN               JANUS ASPEN               JANUS ASPEN               JANUS ASPEN
                               WORLDWIDE GROWTH           MID CAP GROWTH               BALANCED              FLEXIBLE INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            399          $         (2,859)         $          5,182          $         42,851
  Capital gains income...           --                        --                        --                              5,887
  Net realized gain
   (loss) on security
   transactions..........                (1,364)                   (7,041)                  (42,436)                      356
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 6,858                    83,581                    89,946                   (25,827)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 5,893                    73,681                    52,692                    23,267
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                24,554                    59,759                    37,519                    21,561
  Net Transfers..........                     4                    17,589                (1,117,214)                   45,323
  Cost of insurance and
   other fees............                (3,196)                  (12,761)                   (9,244)                  (38,389)
  Surrenders.............               (10,823)                  (22,257)                  (21,442)                  (45,661)
  Other activity.........           --                               (369)                     (265)                      125
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                10,539                    41,961                (1,110,646)                  (17,041)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........                16,432                   115,642                (1,057,954)                    6,226
NET ASSETS:
  Beginning of year......               132,108                   381,868                 1,457,568                   819,410
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        148,540          $        497,510          $        399,614          $        825,636
                               ================          ================          ================          ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                       JPMORGAN
                                 JANUS ASPEN                                        INTERNATIONAL                JPMORGAN
                             INTERNATIONAL GROWTH         JPMORGAN BOND             OPPORTUNITIES             SMALL COMPANY
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            190          $         11,187          $         (4,433)         $         (9,034)
  Capital gains income...           --                              7,313               --                        --
  Net realized gain
   (loss) on security
   transactions..........               (17,505)                    4,470                    18,566                   344,389
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                31,086                    (8,480)                  885,734                    11,395
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                13,771                    14,490                   899,867                   346,750
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                26,839                    22,989                    19,610                    48,757
  Net Transfers..........                24,228                    (9,734)              --                                394
  Cost of insurance and
   other fees............                (4,529)                   (7,002)                  (47,801)                  (35,993)
  Surrenders.............               (12,233)                  (49,444)                 (143,944)               (1,139,917)
  Other activity.........                  (277)                       64                    (1,431)                     (343)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                34,028                   (43,127)                 (173,566)               (1,127,102)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........                47,799                   (28,637)                  726,301                  (780,352)
NET ASSETS:
  Beginning of year......               162,135                   436,518                 5,217,217                 1,297,953
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        209,934          $        407,881          $      5,943,518          $        517,601
                               ================          ================          ================          ================

                                   JPMORGAN
                                U.S. LARGE CAP             MFS CAPITAL               MFS EMERGING
                                 CORE EQUITY              OPPORTUNITIES                 GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            434          $           (498)         $           (963)
  Capital gains income...           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                 1,387                       966                       773
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                43,996                    19,099                    35,266
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                45,817                    19,567                    35,076
                               ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                76,771                    25,949                     9,471
  Net Transfers..........               138,790               --                            125,473
  Cost of insurance and
   other fees............                (6,381)                   (2,862)                   (2,064)
  Surrenders.............               (84,764)                  (21,231)                   (6,750)
  Other activity.........                  (882)                      238                        15
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               123,534                     2,094                   126,145
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               169,351                    21,661                   161,221
NET ASSETS:
  Beginning of year......               408,020                   154,001                    96,004
                               ----------------          ----------------          ----------------
  End of year............      $        577,371          $        175,662          $        257,225
                               ================          ================          ================

_____________________________________ SA-23 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                              MORGAN STANLEY
                                                                                                                CORE PLUS
                               MFS HIGH INCOME         MFS INVESTORS TRUST        MFS NEW DISCOVERY            FIXED INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         21,426          $           (295)         $         (5,218)         $        321,571
  Capital gains income...           --                        --                        --                             23,460
  Net realized gain
   (loss) on security
   transactions..........                11,191                   (30,853)                   (4,979)                   44,152
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                16,716                    97,360                    43,761                   (15,422)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                49,333                    66,212                    33,564                   373,761
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                11,749                    37,146                    50,229                   163,869
  Net Transfers..........               447,015                  (219,331)                   96,215                  (446,554)
  Cost of insurance and
   other fees............                (4,265)                  (14,098)                   (5,240)                 (110,580)
  Surrenders.............                (1,206)                 (351,772)                   (1,245)                 (672,789)
  Other activity.........                  (438)                       17                       (67)                     (324)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               452,855                  (548,038)                  139,892                (1,066,378)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               502,188                  (481,826)                  173,456                  (692,617)
NET ASSETS:
  Beginning of year......               150,912                   742,445                   687,206                10,553,802
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        653,100          $        260,619          $        860,662          $      9,861,185
                               ================          ================          ================          ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                MORGAN STANLEY
                               EMERGING MARKETS           MORGAN STANLEY            MORGAN STANLEY            MORGAN STANLEY
                                    EQUITY                EQUITY GROWTH               TECHNOLOGY                HIGH YIELD
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            161          $    --                   $           (416)         $         28,840
  Capital gains income...           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........               (21,148)                      (22)                       50                    17,097
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               270,086                        21                     1,013                     4,152
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               249,099                        (1)                      647                    50,089
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                24,411               --                             21,742                    39,206
  Net Transfers..........              (206,522)              --                               (378)                  417,117
  Cost of insurance and
   other fees............               (23,831)                       (6)                   (1,255)                   (9,873)
  Surrenders.............              (501,450)                     (240)                     (478)                 (381,916)
  Other activity.........                   571                        (3)                     (496)                     (299)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              (706,821)                     (249)                   19,135                    64,235
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........              (457,722)                     (250)                   19,782                   114,324
NET ASSETS:
  Beginning of year......             1,117,715                       250                    56,699                   111,058
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        659,993          $    --                   $         76,481          $        225,382
                               ================          ================          ================          ================


                                MORGAN STANLEY           NEUBERGER BERMAN          NEUBERGER BERMAN
                                MID CAP GROWTH             AMT BALANCED              AMT PARTNERS
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         (1,828)         $              2          $           (244)
  Capital gains income...           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........               (15,061)                       (1)                   (7,214)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                75,836                        41                    15,853
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                58,947                        42                     8,395
                               ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                 9,658                        98                       180
  Net Transfers..........              (121,861)                     (194)                   (2,712)
  Cost of insurance and
   other fees............                (3,887)                       (9)                   (4,703)
  Surrenders.............                  (726)              --                        --
  Other activity.........                   (49)              --                                  9
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              (116,865)                     (105)                   (7,226)
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               (57,918)                      (63)                    1,169
NET ASSETS:
  Beginning of year......               362,778                       506                    62,274
                               ----------------          ----------------          ----------------
  End of year............      $        304,860          $            443          $         63,443
                               ================          ================          ================

_____________________________________ SA-25 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                            ASSET ALLOCATION FUND       GLOBAL GROWTH FUND              GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $            2,162        $           (1,180)       $          (10,456)
  Capital gains income
   (loss)................           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                (19,368)                      914                     5,924
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 79,509                   155,076                   607,562
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 62,303                   154,810                   603,030
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                 24,772                    68,235                   221,099
  Net transfers..........               (409,998)                  (12,786)                 (469,651)
  Surrenders.............                 (1,989)                   (2,064)                  (99,400)
  Cost of insurance and
   other fees............                 (4,266)                  (14,972)                  (40,669)
  Other activity.........                    320                        95                       866
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (391,161)                   38,508                  (387,755)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (328,858)                  193,318                   215,275
NET ASSETS:
  Beginning of year......                532,479                   412,110                 1,870,382
                              ------------------        ------------------        ------------------
  End of year............     $          203,621        $          605,428        $        2,085,657
                              ==================        ==================        ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                          AMERICAN FUNDS
                                AMERICAN FUNDS             GLOBAL SMALL                      SCUDDER VIT
                                INTERNATIONAL             CAPITALIZATION       EAFE-REGISTERED TRADEMARK- EQUITY INDEX
                             INVESTMENT DIVISION       INVESTMENT DIVISION               INVESTMENT DIVISION
                           ------------------------  ------------------------  ---------------------------------------
OPERATIONS:
  Net investment income
   (loss)................     $            4,395        $             (124)              $           10,262
  Capital gains income
   (loss)................           --                        --                            --
  Net realized gain
   (loss) on security
   transactions..........                  5,648                     6,952                          178,133
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                173,350                    49,603                           95,392
                              ------------------        ------------------               ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                183,393                    56,431                          283,787
                              ------------------        ------------------               ------------------
UNIT TRANSACTIONS:
  Purchases..............                 56,948                     8,498                          141,924
  Net transfers..........                 60,258                   (22,008)                         784,588
  Surrenders.............                 (8,813)                  (12,019)                        (973,853)
  Cost of insurance and
   other fees............                (16,705)                   (2,013)                         (23,485)
  Other activity.........                    116                       (35)                          29,156
                              ------------------        ------------------               ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 91,804                   (27,577)                         (41,670)
                              ------------------        ------------------               ------------------
  Total increase
   (decrease) in net
   assets................                275,197                    28,854                          242,117
NET ASSETS:
  Beginning of year......                461,574                    96,095                          300,690
                              ------------------        ------------------               ------------------
  End of year............     $          736,771        $          124,949               $          542,807
                              ==================        ==================               ==================


                                 SCUDDER VIT               SCUDDER VIT              ALGER AMERICAN
                               EQUITY 500 INDEX          SMALL CAP INDEX                GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           66,775        $            2,626        $          (18,370)
  Capital gains income
   (loss)................           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                 33,765                    30,182                  (578,005)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              2,799,657                   285,236                 1,368,879
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              2,900,197                   318,044                   772,504
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                359,450                    84,147                   836,953
  Net transfers..........               (318,794)                  (45,904)                  387,087
  Surrenders.............                (86,258)                  (85,291)               (2,690,199)
  Cost of insurance and
   other fees............               (176,739)                  (25,105)                  (54,534)
  Other activity.........                 (1,753)                   (1,733)                   21,314
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (224,094)                  (73,886)               (1,499,379)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................              2,676,103                   244,158                  (726,875)
NET ASSETS:
  Beginning of year......             10,680,284                   676,944                 1,895,817
                              ------------------        ------------------        ------------------
  End of year............     $       13,356,387        $          921,102        $        1,168,942
                              ==================        ==================        ==================

_____________________________________ SA-27 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                ALGER AMERICAN             FIDELITY VIP              FIDELITY VIP
                             SMALL CAPITALIZATION         ASSET MANAGER             EQUITY-INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $             (426)       $               10        $              504
  Capital gains income
   (loss)................           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                (10,735)                      (62)                   (1,801)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 34,214                        87                    12,127
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 23,053                        35                    10,830
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                  5,423                       (48)                      117
  Net transfers..........                (14,178)             --                        --
  Surrenders.............                    (35)             --                        --
  Cost of insurance and
   other fees............                 (3,712)                        9                    (5,739)
  Other activity.........                    (60)                      (28)                      (64)
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                (12,562)                      (67)                   (5,686)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                 10,491                       (32)                    5,144
NET ASSETS:
  Beginning of year......                 56,432                        32                    40,208
                              ------------------        ------------------        ------------------
  End of year............     $           66,923        $     --                  $           45,352
                              ==================        ==================        ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                                                 FRANKLIN
                                 FIDELITY VIP              FIDELITY VIP                FRANKLIN              STRATEGIC INCOME
                                 HIGH INCOME                 OVERSEAS                 SMALL CAP                 SECURITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $               (1)       $               30        $           (5,683)       $              430
  Capital gains income
   (loss)................           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........           --                              (4,888)                  114,883                       496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                      6                    11,620                   173,446                     2,904
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                      5                     6,762                   282,646                     3,830
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                      1                        51                   317,845                     3,776
  Net transfers..........           --                             (23,029)                   95,486                       (19)
  Surrenders.............           --                        --                            (996,532)                   (4,427)
  Cost of insurance and
   other fees............                    (10)                     (321)                  (13,014)                     (352)
  Other activity.........                     48                       (24)                    5,503                        (6)
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                     39                   (23,323)                 (590,712)                   (1,028)
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                     44                   (16,561)                 (308,066)                    2,802
NET ASSETS:
  Beginning of year......                    204                    16,561                   564,533                    17,200
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $              248        $     --                  $          256,467        $           20,002
                              ==================        ==================        ==================        ==================

                                   FRANKLIN
                                    MUTUAL                  TEMPLETON
                              SHARES SECURITIES         FOREIGN SECURITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $            5,154        $            1,688
  Capital gains income
   (loss)................           --                        --
  Net realized gain
   (loss) on security
   transactions..........                135,974                     6,840
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                113,485                    45,054
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                254,613                    53,582
                              ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                266,769                     9,907
  Net transfers..........                193,408                    82,930
  Surrenders.............               (948,199)                   (2,478)
  Cost of insurance and
   other fees............                (12,412)                   (2,718)
  Other activity.........                  5,661                       336
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (494,773)                   87,977
                              ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (240,160)                  141,559
NET ASSETS:
  Beginning of year......                828,954                    33,655
                              ------------------        ------------------
  End of year............     $          588,794        $          175,214
                              ==================        ==================

_____________________________________ SA-29 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                  TEMPLETON
                              GROWTH SECURITIES         HARTFORD ADVISERS           HARTFORD BOND
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $              583        $           10,668        $           91,822
  Capital gains income
   (loss)................           --                        --                              12,958
  Net realized gain
   (loss) on security
   transactions..........                (86,264)                  (20,252)                   80,575
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                145,592                   105,685                    47,002
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 59,911                    96,101                   232,357
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                 13,523                    63,340                   275,505
  Net transfers..........               (514,073)                 (106,886)               (1,073,210)
  Surrenders.............                (11,500)                   (1,313)                  (38,059)
  Cost of insurance and
   other fees............                 (5,775)                  (18,414)                  (25,925)
  Other activity.........                    359                       151                       143
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (517,466)                  (63,122)                 (861,546)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (457,555)                   32,979                  (629,189)
NET ASSETS:
  Beginning of year......                626,160                   649,249                 3,493,816
                              ------------------        ------------------        ------------------
  End of year............     $          168,605        $          682,228        $        2,864,627
                              ==================        ==================        ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                               HARTFORD CAPITAL                                                                JANUS ASPEN
                                 APPRECIATION         HARTFORD MONEY MARKET         HARTFORD STOCK           WORLDWIDE GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           (4,119)       $            3,913        $              390        $              763
  Capital gains income
   (loss)................           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                 26,185              --                                   9                    (4,967)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                704,545              --                               8,959                   163,143
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                726,611                     3,913                     9,358                   158,939
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                215,020                 2,465,439                     6,032                   275,719
  Net transfers..........                291,378                 3,529,729                    23,057                   135,641
  Surrenders.............             (1,017,323)               (1,336,920)             --                            (913,695)
  Cost of insurance and
   other fees............                (31,360)                 (577,076)                     (857)                  (10,165)
  Other activity.........                 51,064                    12,302                        33                     8,871
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (491,221)                4,093,474                    28,265                  (503,629)
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                235,390                 4,097,387                    37,623                  (344,690)
NET ASSETS:
  Beginning of year......              1,541,619                 3,624,647                    23,927                   476,798
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $        1,777,009        $        7,722,034        $           61,550        $          132,108
                              ==================        ==================        ==================        ==================

                                 JANUS ASPEN               JANUS ASPEN
                                MID CAP GROWTH               BALANCED
                           INVESTMENT DIVISION (A)     INVESTMENT DIVISION
                           ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           (7,553)       $           16,576
  Capital gains income
   (loss)................           --                        --
  Net realized gain
   (loss) on security
   transactions..........                141,176                    16,473
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                195,763                   235,049
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                329,386                   268,098
                              ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                366,102                   344,209
  Net transfers..........                289,382                  (818,827)
  Surrenders.............             (1,290,927)                 (726,406)
  Cost of insurance and
   other fees............                (20,010)                  (21,729)
  Other activity.........                 20,625                    (4,160)
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (634,828)               (1,226,913)
                              ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (305,442)                 (958,815)
NET ASSETS:
  Beginning of year......                687,310                 2,416,383
                              ------------------        ------------------
  End of year............     $          381,868        $        1,457,568
                              ==================        ==================

(a) Formerly Janus Aspen Aggressive Growth Portfolio Investment Division. Change effective May 1, 2003.

_____________________________________ SA-31 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                 JANUS ASPEN               JANUS ASPEN
                               FLEXIBLE INCOME         INTERNATIONAL GROWTH         JP MORGAN BOND
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           24,689        $              469        $           43,779
  Capital gains income
   (loss)................           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                  1,270                     3,403                    16,526
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 12,348                    41,322                   (53,431)
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 38,307                    45,194                     6,874
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                104,503                    42,863                   778,726
  Net transfers..........                 41,817                       928                   119,841
  Surrenders.............                (22,904)                  (33,738)               (1,671,266)
  Cost of insurance and
   other fees............                (34,834)                   (3,672)                  (23,470)
  Other activity.........                    547                      (132)                   45,802
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 89,129                     6,249                  (750,367)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                127,436                    51,443                  (743,493)
NET ASSETS:
  Beginning of year......                691,974                   110,692                 1,180,011
                              ------------------        ------------------        ------------------
  End of year............     $          819,410        $          162,135        $          436,518
                              ==================        ==================        ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                  JP MORGAN                                           JP MORGAN
                                INTERNATIONAL               JP MORGAN               U.S. LARGE CAP             MFS CAPITAL
                                OPPORTUNITIES             SMALL COMPANY              CORE EQUITY              OPPORTUNITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION     INVESTMENT DIVISION (B)     INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           14,608        $           (8,310)       $            3,785        $             (679)
  Capital gains income
   (loss)................           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                 47,682                    82,849                    26,645                      (643)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              1,240,226                   325,262                   252,760                    42,716
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              1,302,516                   399,801                   283,190                    41,394
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                294,238                   276,562                   467,215                    39,784
  Net transfers..........               (897,389)                 (644,783)                 (378,325)             --
  Surrenders.............                (50,396)                  (18,651)                 (895,385)                  (66,659)
  Cost of insurance and
   other fees............                (45,964)                  (35,047)                  (15,413)                   (3,074)
  Other activity.........                (33,591)                  (31,399)                  (20,447)                     (153)
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (733,102)                 (453,318)                 (842,355)                  (30,102)
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                569,414                   (53,517)                 (559,165)                   11,292
NET ASSETS:
  Beginning of year......              4,647,803                 1,351,470                   967,185                   142,709
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $        5,217,217        $        1,297,953        $          408,020        $          154,001
                              ==================        ==================        ==================        ==================


                                 MFS EMERGING
                                    GROWTH               MFS HIGH INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $             (965)       $            4,076
  Capital gains income
   (loss)................           --                        --
  Net realized gain
   (loss) on security
   transactions..........                  8,786                    53,846
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 22,302                    16,838
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 30,123                    74,760
                              ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                 13,064                   105,709
  Net transfers..........                 (4,691)                  585,995
  Surrenders.............                (21,527)                 (700,955)
  Cost of insurance and
   other fees............                 (2,121)                   (6,936)
  Other activity.........                    202                     1,337
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                (15,073)                  (14,850)
                              ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                 15,050                    59,910
NET ASSETS:
  Beginning of year......                 80,954                    91,002
                              ------------------        ------------------
  End of year............     $           96,004        $          150,912
                              ==================        ==================

(b) Formerly JP Morgan U.S. Disciplined Equity Investment Division. Change effective March 31, 2003.

_____________________________________ SA-33 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                               UNIVERSAL INSTITUTIONAL   UNIVERSAL INSTITUTIONAL
                                                                                     FUNDS, INC.               FUNDS, INC.
                             MFS INVESTORS TRUST        MFS NEW DISCOVERY       CORE PLUS FIXED INCOME   EMERGING MARKETS EQUITY
                             INVESTMENT DIVISION       INVESTMENT DIVISION     INVESTMENT DIVISION (C)   INVESTMENT DIVISION (D)
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $            2,752        $           (4,684)       $          (65,862)       $           (4,998)
  Capital gains income
   (loss)................           --                        --                              86,391              --
  Net realized gain
   (loss) on security
   transactions..........                (40,766)                  (68,988)                   27,191                    13,211
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                209,358                   272,424                   385,121                   333,396
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                171,344                   198,752                   432,841                   341,609
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                223,207                    17,146                   418,770                    57,929
  Net transfers..........               (542,776)                 (381,095)                 (254,197)                  142,701
  Surrenders.............                 (1,087)                  (11,853)                 (786,434)                   (2,090)
  Cost of insurance and
   other fees............                (16,014)                   (5,860)                 (119,584)                  (19,524)
  Other activity.........                (23,908)                      339                     3,927                     1,903
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (360,578)                 (381,323)                 (737,518)                  180,919
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (189,234)                 (182,571)                 (304,677)                  522,528
NET ASSETS:
  Beginning of year......                931,679                   869,777                10,858,479                   595,187
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $          742,445        $          687,206        $       10,553,802        $        1,117,715
                              ==================        ==================        ==================        ==================

(c) Formerly reported as Morgan Stanley Core Plus Fixed Income Investment Division.
(d) Formerly reported as Morgan Stanley Emerging Markets Equity Investment Division.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           UNIVERSAL INSTITUTIONAL   UNIVERSAL INSTITUTIONAL   UNIVERSAL INSTITUTIONAL   UNIVERSAL INSTITUTIONAL
                                 FUNDS, INC.               FUNDS, INC.               FUNDS, INC.               FUNDS, INC.
                                EQUITY GROWTH               TECHNOLOGY                HIGH YIELD              MID CAP GROWTH
                           INVESTMENT DIVISION (E)   INVESTMENT DIVISION (F)   INVESTMENT DIVISION (G)   INVESTMENT DIVISION (H)
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $               (1)       $             (449)       $           (1,007)       $           (2,006)
  Capital gains income
   (loss)................           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                     14                     4,029                     8,067                     1,474
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                     72                    15,034                    26,724                   106,942
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                     85                    18,614                    33,784                   106,410
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                      1                    17,947                    21,239                     9,786
  Net transfers..........           --                             (21,128)                  (55,533)             --
  Surrenders.............           --                              (6,273)                  (33,811)                   (7,817)
  Cost of insurance and
   other fees............                    (24)                   (2,018)                   (4,355)                   (3,727)
  Other activity.........                    (35)                      349                       321                       108
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                    (58)                  (11,123)                  (72,139)                   (1,650)
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                     27                     7,491                   (38,355)                  104,760
NET ASSETS:
  Beginning of year......                    223                    49,208                   149,413                   258,018
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $              250        $           56,699        $          111,058        $          362,778
                              ==================        ==================        ==================        ==================


                               NEUBERGER BERMAN          NEUBERGER BERMAN
                                 AMT BALANCED              AMT PARTNERS
                             INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $               11        $             (196)
  Capital gains income
   (loss)................           --                        --
  Net realized gain
   (loss) on security
   transactions..........                    (72)                  (13,051)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                    194                    22,063
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                    133                     8,816
                              ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                     23                       156
  Net transfers..........                     54                    29,712
  Surrenders.............           --                        --
  Cost of insurance and
   other fees............                   (190)                   (4,186)
  Other activity.........                    (56)                  (22,138)
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                   (169)                    3,544
                              ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                    (36)                   12,360
NET ASSETS:
  Beginning of year......                    542                    49,914
                              ------------------        ------------------
  End of year............     $              506        $           62,274
                              ==================        ==================

(e)  Formerly reported as Morgan Stanley Equity Growth Investment Division.
(f)  Formerly reported as Morgan Stanley Technology Investment Division.
(g)  Formerly reported as Morgan Stanley High Yield Investment Division.
(h)  Formerly reported as Morgan Stanley Mid Cap Growth Investment Division.

_____________________________________ SA-35 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, OmniSource (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-eight Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following investment divisions (collectively, the "Investment Divisions"): the American Funds Asset Allocation Investment Division, American Funds Global Growth Investment Division, American Funds Growth Investment Division, American Funds International Investment Division, American Funds Global Small Capitalization Investment Division, Scudder VIT EAFE-Registered Trademark- Equity Index Investment Division, Scudder VIT Equity 500 Index Investment Division, Scudder VIT Small Cap Index Investment Division, Alger American Growth Investment Division, Alger American Small Capitalization Investment Division, Fidelity VIP Equity-Income Investment Division, Fidelity VIP High Income Investment Division, Franklin Small Cap Investment Division, Franklin Strategic Income Securities Investment Division, Franklin Templeton Mutual Shares Securities Investment Division, Templeton Foreign Securities Investment Division, Templeton Growth Securities Investment Division, Hartford Advisers Investment Division, Hartford Bond Fund Investment Division, Hartford Capital Appreciation Investment Division, Hartford Money Market Investment Division, Hartford Stock Investment Division, Janus Aspen Worldwide Growth Investment Division, Janus Aspen Mid Cap Growth Investment Division, Janus Aspen Balanced Investment Division, Janus Aspen Flexible Income Investment Division, Janus Aspen International Growth Investment Division, JPMorgan Bond Investment Division, JPMorgan International Opportunities Investment Division, JPMorgan Small Company Investment Division, JPMorgan U.S. Large Cap Core Equity Investment Division, MFS Capital Opportunities Investment Division, MFS Emerging Growth Investment Division, MFS High Income Investment Division, MFS Investors Trust Investment Division, MFS New Discovery Investment Division, Morgan Stanley Core Plus Fixed Income Investment Division, Morgan Stanley Emerging Markets Equity Investment Division, Morgan Stanley Equity Growth Investment Division, Morgan Stanley Technology Investment Division, Morgan Stanley High Yield Investment Division, Morgan Stanley Mid Cap Growth Investment Division, Neuberger Berman AMT Balanced Investment Division, and Neuberger Berman AMT Partners Investment Division.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

_____________________________________ SA-36 ____________________________________
      assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

_____________________________________ SA-37 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES   PROCEEDS FROM
FUND                                        AT COST        SALES
----                                      -----------  -------------
American Funds Asset Allocation
 Investment Division....................  $    46,272   $    32,941
American Funds Global Growth Investment
 Division...............................      105,667       473,306
American Funds Growth Investment
 Division...............................      464,915     1,162,544
American Funds International Investment
 Division...............................      769,937     1,000,008
American Funds Global Small
 Capitalization Investment Division.....      119,866       124,451
Scudder VIT EAFE-Registered Trademark-
 Equity Index Investment Division.......       12,452       215,517
Scudder VIT Equity 500 Index Investment
 Division...............................      726,717     1,439,463
Scudder VIT Small Cap Index Investment
 Division...............................      280,465       123,737
Alger American Growth Investment
 Division...............................      603,956     1,258,281
Alger American Small Capitalization
 Investment Division....................        4,611        19,512
Fidelity VIP Equity-Income Investment
 Division...............................          860         6,402
Fidelity VIP High Income Investment
 Division...............................           19             9
Franklin Small Cap Investment
 Division...............................       44,665        28,434
Franklin Strategic Income Securities
 Investment Division....................       13,310        14,944
Franklin Templeton Mutual Shares
 Securities Investment Division.........       83,290        76,213
Templeton Foreign Securities Investment
 Division...............................       51,486       130,852
Templeton Growth Securities Investment
 Division...............................       60,961        21,540
Hartford Advisers Investment Division...       97,289       552,629
Hartford Bond Investment Division.......      784,760       157,043
Hartford Capital Appreciation Investment
 Division...............................      493,375       341,301
Hartford Money Market Investment
 Division...............................    2,376,829     2,177,908
Hartford Stock Investment Division......        7,816         1,379
Janus Aspen Worldwide Growth Investment
 Division...............................       25,163        14,225
Janus Aspen Mid Cap Growth Investment
 Division...............................      213,868       174,766
Janus Aspen Balanced Investment
 Division...............................       53,498     1,158,962
Janus Aspen Flexible Income Investment
 Division...............................      253,381       221,684
Janus Aspen International Growth
 Investment Division....................      274,415       240,197
JPMorgan Bond Investment Division.......       42,972        67,687
JPMorgan International Opportunities
 Investment Division....................       34,230       212,228
JPMorgan Small Company Investment
 Division...............................      340,881     1,477,017
JPMorgan U.S. Large Cap Core Equity
 Investment Division....................      221,152        97,187
MFS Capital Opportunities Investment
 Division...............................       26,110        24,513
MFS Emerging Growth Investment
 Division...............................      133,677         8,579
MFS High Income Investment Division.....      572,142        97,836
MFS Investors Trust Investment
 Division...............................      111,660       659,992
MFS New Discovery Investment Division...      183,987        49,312
Morgan Stanley Core Plus Fixed Income
 Investment Division....................    1,039,809     1,761,156
Morgan Stanley Emerging Markets Equity
 Investment Division....................      362,405     1,069,065
Morgan Stanley Equity Growth Investment
 Division...............................      --                250
Morgan Stanley Technology Investment
 Division...............................       21,550         2,831
Morgan Stanley High Yield Investment
 Division...............................      611,912       518,837
Morgan Stanley Mid Cap Growth Investment
 Division...............................        9,203       127,896
Neuberger Berman AMT Balanced Investment
 Division...............................            6             9
Neuberger Berman AMT Partners Investment
 Division...............................       26,958         4,713
                                          -----------   -----------
                                          $11,708,497   $17,347,356
                                          ===========   ===========

_____________________________________ SA-38 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                           NET
                                      UNITS    UNITS     INCREASE
FUND                                 ISSUED   REDEEMED  (DECREASE)
----                                 -------  --------  ----------
American Funds Asset Allocation
 Investment Division...............    6,275    5,327         948
American Funds Global Growth
 Investment Division...............   48,136   86,769     (38,633)
American Funds Growth Investment
 Division..........................  130,682  203,230     (72,548)
American Funds International
 Investment Division...............  151,280  171,998     (20,718)
American Funds Global Small
 Capitalization Investment
 Division..........................   13,143   13,618        (475)
Scudder VIT EAFE-Registered
 Trademark- Equity Index Investment
 Division..........................      521   22,821     (22,300)
Scudder VIT Equity 500 Index
 Investment Division...............  127,674  188,766     (61,092)
Scudder VIT Small Cap Index
 Investment Division...............   24,145   12,054      12,091
Alger American Growth Investment
 Division..........................   88,446  126,638     (38,192)
Alger American Small Capitalization
 Investment Division...............    2,137    3,598      (1,461)
Fidelity VIP Equity-Income
 Investment Division...............    --         365        (365)
Fidelity VIP High Income Investment
 Division..........................        1        1      --
Franklin Small Cap Investment
 Division..........................    6,978    4,538       2,440
Franklin Strategic Income
 Securities Investment Division....      893    1,059        (166)
Franklin Templeton Mutual Shares
 Securities Investment Division....    6,477    6,039         438
Templeton Foreign Securities
 Investment Division...............    5,139   13,515      (8,376)
Templeton Growth Securities
 Investment Division...............    8,171    4,803       3,368
Hartford Advisers Investment
 Division..........................   43,237   90,136     (46,899)
Hartford Bond Investment
 Division..........................   35,206   10,426      24,780
Hartford Capital Appreciation
 Investment Division...............   22,277   15,494       6,783
Hartford Money Market Investment
 Division..........................  224,231  210,236      13,995
Hartford Stock Investment
 Division..........................      921      144         777
Janus Aspen Worldwide Growth
 Investment Division...............    3,951    2,268       1,683
Janus Aspen Mid Cap Growth
 Investment Division...............   56,297   49,363       6,934
Janus Aspen Balanced Investment
 Division..........................   10,622  116,337    (105,715)
Janus Aspen Flexible Income
 Investment Division...............   15,305   16,677      (1,372)
Janus Aspen International Growth
 Investment Division...............   39,174   36,856       2,318
JPMorgan Bond Investment
 Division..........................    2,741    5,885      (3,144)
JPMorgan International
 Opportunities Investment
 Division..........................    1,357   17,475     (16,118)
JPMorgan Small Company Investment
 Division..........................   95,795  170,156     (74,361)
JPMorgan U.S. Large Cap Core Equity
 Investment Division...............   19,871    8,499      11,372
MFS Capital Opportunities
 Investment Division...............    4,814    4,326         488
MFS Emerging Growth Investment
 Division..........................   26,960    1,628      25,332
MFS High Income Investment
 Division..........................   52,856   13,310      39,546
MFS Investors Trust Investment
 Division..........................   52,134  114,715     (62,581)
MFS New Discovery Investment
 Division..........................   20,223    6,012      14,211
Morgan Stanley Core Plus Fixed
 Income Investment Division........   91,928  166,219     (74,291)
Morgan Stanley Emerging Markets
 Equity Investment Division........   65,704  114,737     (49,033)
Morgan Stanley Equity Growth
 Investment Division...............    --          23         (23)
Morgan Stanley Technology
 Investment Division...............   19,174   12,454       6,720
Morgan Stanley High Yield
 Investment Division...............   90,162   81,112       9,050
Morgan Stanley Mid Cap Growth
 Investment Division...............    1,769   17,573     (15,804)
Neuberger Berman AMT Balanced
 Investment Division...............       24       31          (7)
Neuberger Berman AMT Partners
 Investment Division...............    --         592        (592)

_____________________________________ SA-39 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                              NET
                                       UNITS      UNITS     INCREASE
FUND                                  ISSUED    REDEEMED   (DECREASE)
----                                 ---------  ---------  ----------
American Funds Asset Allocation
 Investment Division...............     14,081     54,027    (39,946)
American Funds Global Growth
 Investment Division...............    310,919    304,852      6,067
American Funds Growth Investment
 Division..........................    809,634    863,812    (54,178)
American Funds International
 Investment Division...............    491,120    476,087     15,033
American Funds Global Small
 Capitalization Investment
 Division..........................     40,285     42,586     (2,301)
Scudder VIT EAFE-Registered
 Trademark- Equity Index Investment
 Division..........................  1,245,313  1,229,236     16,077
Scudder VIT Equity 500 Index
 Investment Division...............    840,398    861,629    (21,231)
Scudder VIT Small Cap Index
 Investment Division...............    109,045    114,125     (5,080)
Alger American Growth Investment
 Division..........................  3,475,153  3,561,598    (86,445)
Alger American Small Capitalization
 Investment Division...............        917      2,287     (1,370)
Fidelity VIP Asset Manager
 Investment Division...............          1          4         (3)
Fidelity VIP Equity-Income
 Investment Division...............     --            412       (412)
Fidelity VIP High Income Investment
 Division..........................     --              1         (1)
Fidelity VIP Overseas Investment
 Division..........................     --          1,848     (1,848)
Franklin Small Cap Investment
 Division..........................  2,316,636  2,382,890    (66,254)
FranklinStrategic Income Securities
 Investment Division...............      7,988      8,029        (41)
Franklin Mutual Shares Securities
 Investment Division...............  1,252,872  1,287,340    (34,468)
Templeton Foreign Securities
 Investment Division...............     34,192     20,159     14,033
Templeton Growth Securities
 Investment Division...............      2,117     59,368    (57,251)
Hartford Advisers Investment
 Division..........................    351,328    359,860     (8,532)
Hartford Bond Investment
 Division..........................     80,504    134,517    (54,013)
Hartford Capital Appreciation
 Investement Division..............    467,670    485,552    (17,882)
Hartford Money Market Investment
 Division..........................  3,605,702  3,280,729    324,973
Hartford Stock Investment
 Division..........................      4,110        110      4,000
Janus Aspen Worldwide Growth
 Investment Division...............  2,494,679  2,564,568    (69,889)
Janus Aspen Mid Cap Growth
 Investment Division...............  4,099,613  4,199,555    (99,942)
Janus Aspen Balanced Investment
 Division..........................  1,527,393  1,646,277   (118,884)
Janus Aspen Flexible Income
 Investment Division...............    168,762    162,003      6,759
Janus Aspen International Growth
 Investment Division...............     12,958     10,892      2,066
JP Morgan Bond Investment
 Division..........................  2,082,215  2,139,387    (57,172)
JP Morgan International
 Opportunities Investment
 Division..........................  1,240,244  1,328,944    (88,700)
JP Morgan Small Company Investment
 Division..........................  1,242,371  1,286,558    (44,187)
JP Morgan U.S. Large Cap Core
 Investment Division...............  2,185,401  2,261,667    (76,266)
MFS Capital Opportunities
 Investment Division...............      7,367     11,407     (4,040)
MFS Emerging Growth Investment
 Division..........................     49,145     50,807     (1,662)
MFS High Income Investment
 Division..........................    593,591    584,784      8,807
MFS Investors Trust Investment
 Division..........................  1,153,360  1,201,290    (47,930)
MFS New Discovery Investment
 Division..........................     16,898     69,687    (52,789)
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Investment Division...............    953,206  1,005,515    (52,309)
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Investment Division........    385,614    365,881     19,733
Universal Institutional
 Funds, Inc. Equity Growth
 Investment Division...............     --              2         (2)
Universal Institutional
 Funds, Inc. Technology Investment
 Division..........................     84,102     80,400      3,702
Universal Institutional
 Funds, Inc. High Yield Investment
 Division..........................     12,562     14,267     (1,705)
Universal Institutional
 Funds, Inc. Mid Cap Growth
 Investment Division...............      1,944      2,034        (90)
Neuberger Berman AMT Balanced
 Investment Division...............         40         48         (8)
Neuberger Berman AMT Partners
 Investment Division...............     --            325       (325)

_____________________________________ SA-40 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
AMERICAN FUNDS ASSET ALLOCATION INVESTMENT DIVISION
  2004  Lowest contract charges        19,416  $11.867470  $   230,424    0.65%       1.98%        7.64%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        18,468   11.025446      203,621    0.66%       1.36%       20.95%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        58,415    9.115500      532,479    0.65%       2.90%      (12.95)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         6,488   10.471078       67,936    0.64%       3.83%       (0.14)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
AMERICAN FUNDS GLOBAL GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        32,602    9.582633      312,416    0.65%       0.44%       12.75%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        71,235    8.499029      605,428    0.65%       0.41%       34.40%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        65,169    6.323735      412,110    0.65%       0.92%      (15.19)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        68,664    7.456513      511,994    0.64%       0.86%      (14.77)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
AMERICAN FUNDS GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges       174,933    9.419148    1,647,717    0.65%       0.17%       11.77%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       247,481    8.427555    2,085,657    0.65%       0.10%       35.92%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       301,658    6.200333    1,870,382    0.65%       0.03%      (24.94)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       197,319    8.260951    1,630,040    0.64%       0.48%      (18.68)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-41 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
AMERICAN FUNDS INTERNATIONAL INVESTMENT DIVISION
  2004  Lowest contract charges        72,864  $ 9.332859  $   680,030    0.65%       1.41%       18.54%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        93,582    7.872967      736,771    0.65%       1.44%       33.98%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        78,549    5.876283      461,574    0.65%       1.33%      (15.39)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        78,575    6.945504      545,743    0.64%       0.90%      (20.41)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION INVESTMENT DIVISION
  2004  Lowest contract charges        12,820   11.286856      144,694    0.65%     --            20.10%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        13,295    9.398205      124,949    0.65%       0.55%       52.53%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        15,596    6.161404       96,095    0.65%       0.86%      (19.58)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         3,326    7.661155       25,481    0.64%       0.76%      (13.42)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
SCUDDER VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX INVESTMENT DIVISION
  2004  Lowest contract charges        38,126   10.626186      405,134    0.65%       2.28%       18.29%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        60,426    8.982970      542,807    0.65%       1.89%       32.49%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        44,349    6.780057      300,690    0.65%       0.91%      (22.11)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        61,286    8.704250      533,451    0.64%     --           (25.17)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-42 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
SCUDDER VIT EQUITY 500 INDEX INVESTMENT DIVISION
  2004  Lowest contract charges     1,124,005  $12.383085  $13,918,648    0.65%       1.09%        9.87%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges     1,185,097   11.270289   13,356,387    0.65%       1.23%       27.30%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges     1,206,328    8.853546   10,680,284    0.64%       1.69%      (22.80)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       223,138   11.468429    2,559,042    0.65%       0.82%      (12.75)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
SCUDDER VIT SMALL CAP INDEX INVESTMENT DIVISION
  2004  Lowest contract charges        85,556   14.668454    1,254,978    0.65%       0.44%       16.99%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        73,465   12.537919      921,102    0.65%       0.98%       45.48%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        78,545    8.618526      676,944    0.65%       0.72%      (21.10)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        72,523   10.923142      792,179    0.65%       0.65%        1.41%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
ALGER AMERICAN GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        35,198   16.694117      587,593    0.65%     --             4.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        73,390   15.927709    1,168,942    0.65%     --            34.29%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       159,836   11.861031    1,895,817    0.65%       0.04%      (33.43)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       203,391   17.816364    3,623,688    0.64%       0.22%      (12.39)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-43 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
ALGER AMERICAN SMALL CAPITALIZATION INVESTMENT DIVISION
  2004  Lowest contract charges         5,657  $10.888167  $    61,593    0.65%     --            15.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         7,118    9.401459       66,923    0.65%     --            41.42%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         8,489    6.647817       56,432    0.66%     --           (26.70)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        59,690    9.069626      541,366    0.64%       0.04%      (29.97)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
FIDELITY VIP EQUITY-INCOME INVESTMENT DIVISION
  2004  Lowest contract charges         2,417   18.062328       43,651    0.65%       1.60%       10.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         2,782   16.300986       45,352    0.65%       1.88%       29.49%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         3,194   12.588970       40,208    0.66%       4.64%      (17.49)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        79,405   15.256646    1,211,454    0.64%       1.91%       (5.57)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
FIDELITY VIP HIGH INCOME INVESTMENT DIVISION
  2004  Lowest contract charges            23   11.596112          261    0.25%       7.64%        8.88%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges            23   10.650261          248    0.26%     --            26.44%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges            24    8.423126          204    0.65%      16.15%        2.77%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        16,513    8.195664      135,335    0.64%      13.03%      (12.30)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-44 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
FRANKLIN SMALL CAP INVESTMENT DIVISION
  2004  Lowest contract charges        35,543  $ 8.580552  $   304,979    0.65%     --            10.75%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        33,103    7.747642      256,467    0.65%     --            36.36%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        99,356    5.681907      564,533    0.65%       0.27%      (29.15)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        65,444    8.019185      524,806    0.62%       0.25%      (15.80)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
FRANKLIN STRATEGIC INCOME SECURITIES INVESTMENT DIVISION
  2004  Lowest contract charges         1,269   15.237973       19,331    0.65%       3.20%        9.30%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         1,435   13.941490       20,002    0.66%       2.30%       19.58%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         1,475   11.659030       17,200    0.65%       0.06%        4.44%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges            64   11.166667          717    0.65%       0.06%        3.83%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES INVESTMENT DIVISION
  2004  Lowest contract charges        46,364   14.346238      665,145    0.65%       0.79%       11.90%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        45,926   12.820562      588,794    0.65%       1.11%       24.34%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        80,394   10.311100      828,954    0.65%       0.76%      (12.38)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        20,951   11.768210      246,563    0.64%       1.84%        6.35%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-45 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
TEMPLETON FOREIGN SECURITIES INVESTMENT DIVISION
  2004  Lowest contract charges        10,393  $10.993235  $   114,253    0.66%       0.87%       17.76%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        18,769    9.335400      175,214    0.65%       1.91%       31.36%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         4,736    7.106916       33,655    0.64%       1.14%      (19.09)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         3,515    8.784738       30,875    0.64%       2.61%      (16.54)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
TEMPLETON GROWTH SECURITIES INVESTMENT DIVISION
  2004  Lowest contract charges        18,800   12.593946      236,763    0.65%       1.17%       15.27%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        15,432   10.925361      168,605    0.66%       0.84%       31.28%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        75,240    8.322196      626,160    0.65%       2.44%      (19.02)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         5,588   10.276843       57,427    0.64%       1.52%       (1.95)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
HARTFORD ADVISERS INVESTMENT DIVISION
  2004  Lowest contract charges        24,007    9.916959      238,078    0.66%       2.02%        3.07%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        70,906    9.621597      682,228    0.65%       2.40%       17.72%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        79,438    8.172999      649,249    0.65%       2.91%      (14.35)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        78,325    9.542343      747,404    0.64%       2.89%       (5.26)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-46 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
HARTFORD BOND INVESTMENT DIVISION
  2004  Lowest contract charges       200,830  $16.913464  $ 3,396,726    0.65%       4.72%        3.94%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       176,050   16.271655    2,864,627    0.65%       3.63%        7.15%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       230,064   15.186279    3,493,816    0.65%       4.21%        9.37%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       169,830   13.885217    2,358,124    0.64%       5.40%        7.98%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
HARTFORD CAPITAL APPRECIATION INVESTMENT DIVISION
  2004  Lowest contract charges        85,497   26.772317    2,288,946    0.65%       0.36%       18.59%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        78,714   22.575622    1,777,009    0.65%       0.45%       41.46%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        96,596   15.959528    1,541,619    0.65%       0.52%      (20.22)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       115,149   20.004977    2,303,494    0.64%       0.62%       (7.54)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
HARTFORD MONEY MARKET INVESTMENT DIVISION
  2004  Lowest contract charges       626,962   12.634059    7,921,073    0.65%       0.95%        0.29%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       612,967   12.597792    7,722,034    0.65%       0.70%        0.10%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       287,995   12.585794    3,624,647    0.65%       1.47%        0.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       367,068   12.484847    4,582,789    0.64%      12.10%        3.20%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-47 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
HARTFORD STOCK INVESTMENT DIVISION
  2004  Lowest contract charges         8,597  $ 8.145551  $    70,024    0.65%       1.15%        3.49%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         7,820    7.870686       61,550    0.65%       1.70%       25.65%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         3,820    6.263758       23,927    0.65%       0.67%      (24.74)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         7,670    8.322295       63,832    0.64%       0.86%      (12.80)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JANUS ASPEN WORLDWIDE GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        22,030    6.742779      148,540    0.65%       0.94%        3.85%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        20,347    6.492881      132,108    0.65%       0.76%       22.88%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        90,235    5.283944      476,798    0.65%       0.64%      (26.19)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        77,155    7.158706      552,330    0.64%       0.28%      (23.12)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JANUS ASPEN MID CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        85,304    5.832229      497,510    0.65%     --            19.69%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        78,370    4.872655      381,868    0.65%     --            33.89%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       188,859    3.639269      687,310    0.65%     --           (28.58)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       123,758    5.095874      630,655    0.64%     --           (39.98)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-48 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
JANUS ASPEN BALANCED INVESTMENT DIVISION
  2004  Lowest contract charges        36,151  $11.054015  $   399,614    0.66%       1.70%        7.59%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       141,866   10.274235    1,457,568    0.65%       1.41%       12.99%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       265,729    9.093422    2,416,383    0.65%       2.20%       (7.28)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       135,135    9.807274    1,325,306    0.64%       1.69%       (5.52)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JANUS ASPEN FLEXIBLE INCOME INVESTMENT DIVISION
  2004  Lowest contract charges        60,771   13.585950      825,636    0.65%       5.99%        3.04%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        62,143   13.185777      819,410    0.65%       3.96%        5.54%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        55,385   12.493946      691,974    0.65%       3.15%        9.44%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        47,079   11.416003      537,454    0.64%       4.47%        6.79%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JANUS ASPEN INTERNATIONAL GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        25,947    8.090933      209,934    0.65%       0.74%       17.92%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        23,629    6.861603      162,135    0.65%       1.00%       33.66%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        21,562    5.133534      110,692    0.65%       0.66%      (26.24)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        19,259    6.959773      134,035    0.64%       0.63%      (23.93)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-49 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
JPMORGAN BOND INVESTMENT DIVISION
  2004  Lowest contract charges        28,875  $14.125569  $   407,881    0.65%       3.46%        3.61%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        32,019   13.632922      436,518    0.65%       3.10%        3.05%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        89,192   13.230084    1,180,011    0.65%       0.58%        8.10%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        88,004   12.238866    1,077,069    0.64%       6.59%        6.23%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JPMORGAN INTERNATIONAL OPPORTUNITIES INVESTMENT DIVISION
  2004  Lowest contract charges       498,865   11.914085    5,943,518    0.65%       0.57%       17.60%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       514,983   10.130847    5,217,217    0.65%       0.97%       31.59%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       603,683    7.699074    4,647,803    0.65%       0.41%      (18.84)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       430,846    9.485935    4,086,977    0.64%       1.13%      (19.66)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JPMORGAN SMALL COMPANY INVESTMENT DIVISION
  2004  Lowest contract charges        34,295   15.092425      517,601    0.66%     --            26.34%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       108,656   11.945521    1,297,953    0.65%     --            35.10%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       152,843    8.842199    1,351,470    0.65%       0.17%      (22.16)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       103,376   11.359418    1,174,285    0.64%       0.04%       (8.62)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-50 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
JPMORGAN U.S. LARGE CAP CORE EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges        49,170  $11.742251  $   577,371    0.65%       0.74%        8.78%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        37,798   10.794837      408,020    0.65%       0.99%       27.31%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       114,064    8.479306      967,185    0.66%       0.09%      (25.11)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       825,235   11.322755    9,343,931    0.64%       0.54%      (12.48)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MFS CAPITAL OPPORTUNITIES INVESTMENT DIVISION
  2004  Lowest contract charges        23,862    7.361664      175,662    0.65%       0.36%       11.73%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        23,374    6.588614      154,001    0.65%       0.24%       26.56%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        27,414    5.205799      142,709    0.65%       0.06%      (30.15)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        30,766    7.452252      229,276    0.64%       0.01%      (23.98)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MFS EMERGING GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        43,590    5.901032      257,225    0.65%     --            12.23%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        18,258    5.258188       96,004    0.65%     --            29.38%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        19,920    4.064013       80,954    0.65%     --           (34.19)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        16,810    6.175372      103,808    0.64%     --           (33.92)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-51 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
MFS HIGH INCOME INVESTMENT DIVISION
  2004  Lowest contract charges        52,768  $12.376913  $   653,100    0.65%       4.62%        8.44%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        13,222   11.413530      150,912    0.65%       1.47%       17.19%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         9,344    9.739038       91,002    0.65%       4.75%        1.90%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         8,913    9.557388       85,185    0.64%       5.64%        1.41%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MFS INVESTORS TRUST INVESTMENT DIVISION
  2004  Lowest contract charges        29,085    8.960632      260,619    0.65%       0.60%       10.63%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        91,666    8.099482      742,445    0.65%       0.99%       21.36%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       139,595    6.674137      931,679    0.65%       0.52%      (21.48)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       100,492    8.499427      854,127    0.64%       0.45%      (16.50)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MFS NEW DISCOVERY INVESTMENT DIVISION
  2004  Lowest contract charges        91,676    9.388109      860,662    0.65%     --             5.83%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        77,465    8.871221      687,206    0.65%     --            32.85%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       130,254    6.677546      869,777    0.65%     --           (32.07)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        68,469    9.830741      673,101    0.64%     --            (5.64)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-52 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
MORGAN STANLEY CORE PLUS FIXED INCOME INVESTMENT DIVISION
  2004  Lowest contract charges       677,064  $14.564628  $ 9,861,185    0.65%       3.73%        3.69%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       751,355   14.046366   10,553,802    0.65%       0.06%        3.96%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       803,663   13.511229   10,858,479    0.65%       3.91%        6.63%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       605,234   12.670955    7,668,893    0.64%       3.67%        8.61%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MORGAN STANLEY EMERGING MARKETS EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges        45,764   14.421722      659,993    0.66%       0.67%       22.32%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        94,797   11.790643    1,117,715    0.65%     --            48.70%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        75,064    7.929111      595,187    0.65%     --            (9.49)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       142,848    8.760410    1,251,407    0.64%     --            (7.10)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MORGAN STANLEY TECHNOLOGY INVESTMENT DIVISION
  2004  Lowest contract charges        24,385    3.136466       76,481    0.65%     --            (2.28)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        17,665    3.209743       56,699    0.65%     --            46.82%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        22,508    2.186233       49,208    0.65%     --           (49.30)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        15,671    4.311914       67,572    0.64%     --           (49.17)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-53 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
MORGAN STANLEY HIGH YIELD INVESTMENT DIVISION
  2004  Lowest contract charges        19,505  $11.554830  $   225,382    0.66%       8.29%        8.77%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        10,455   10.622777      111,058    0.65%     --            24.90%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        17,567    8.505330      149,413    0.65%      11.32%       (7.87)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        12,555    9.231701      115,904    0.66%       8.76%       (5.09)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        36,118    8.440685      304,860    0.65%     --            20.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        51,922    6.986918      362,778    0.65%     --            40.85%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        52,013    4.960670      258,018    0.65%     --           (31.60)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        82,151    7.252778      595,823    0.63%     --           (29.77)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
NEUBERGER BERMAN AMT BALANCED INVESTMENT DIVISION
  2004  Lowest contract charges            30   14.914647          443    0.72%       1.24%        8.60%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges            37   13.733556          506    0.64%       2.68%       15.53%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges            46   11.887993          542    0.65%       3.92%      (17.69)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges           663   14.435475        9,571    0.65%       3.63%      (13.92)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-54 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
NEUBERGER BERMAN AMT PARTNERS INVESTMENT DIVISION
  2004  Lowest contract charges         3,695  $17.170304  $    63,443    0.65%       0.02%       18.20%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         4,287   14.526176       62,274    0.65%     --            34.21%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         4,612   10.823171       49,914    0.66%       0.65%      (24.63)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       100,459   14.360923    1,442,686    0.64%       0.42%       (3.46)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-55 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

_____________________________________ SA-56 ____________________________________

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                   ICMG SEPARATE ACCOUNT ONE -- ONE PROVIDER

                              FINANCIAL STATEMENTS

                            AS OF DECEMBER 31, 2004

                                 TOGETHER WITH

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE, ONE PROVIDER
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, One Provider (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended
December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, One Provider as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                    FIDELITY VIP FUND III
                           FIDELITY VIP FUND II  FIDELITY VIP FUND         GROWTH
                              ASSET MANAGER        EQUITY-INCOME        OPPORTUNITIES
                                INVESTMENT          INVESTMENT           INVESTMENT
                                 DIVISION            DIVISION             DIVISION
                           --------------------  -----------------  ---------------------
ASSETS:
  Investments:
    Number of Shares.....           13,894              37,710                3,442
                                ==========          ==========            =========
    Cost.................       $  186,964          $  766,070            $  43,733
                                ==========          ==========            =========
    Market Value.........       $  204,939          $  953,299            $  55,247
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                      5,070            --
  Receivable from fund
   shares sold...........                4            --                          1
                                ----------          ----------            ---------
  Total Assets...........          204,943             958,369               55,248
                                ----------          ----------            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............                4            --                          1
  Payable for fund shares
   purchased.............        --                      5,070            --
  Other liabilities......        --                   --                  --
                                ----------          ----------            ---------
  Total Liabilities......                4               5,070                    1
                                ----------          ----------            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $  204,939          $  953,299            $  55,247
                                ==========          ==========            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........           17,378              75,446                6,340
  Unit price*............       $11.793338          $12.635477            $8.714629

  *  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL   PUTNAM VT    PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY         VISTA       VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT   INVESTMENT
                               DIVISION             DIVISION            DIVISION         DIVISION      DIVISION     DIVISION
                           -----------------  --------------------  -----------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....         22,999                3,127             462,175           39,684        13,367       10,508
                               =========           ==========          ==========       ==========    ==========   ==========
    Cost.................      $ 141,898           $  375,166          $  462,175       $  559,928    $  207,942   $  334,980
                               =========           ==========          ==========       ==========    ==========   ==========
    Market Value.........      $ 160,305           $  430,793          $  462,175       $  583,747    $  166,151   $  285,831
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                  --                      4,129            1,261        --           --
  Receivable from fund
   shares sold...........              3                    8            --                --                  3            5
                               ---------           ----------          ----------       ----------    ----------   ----------
  Total Assets...........        160,308              430,801             466,304          585,008       166,154      285,836
                               ---------           ----------          ----------       ----------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              3                    8            --                --                  3            5
  Payable for fund shares
   purchased.............       --                  --                      3,553            1,261        --           --
  Other liabilities......       --                  --                        573          --             --           --
                               ---------           ----------          ----------       ----------    ----------   ----------
  Total Liabilities......              3                    8               4,126            1,261             3            5
                               ---------           ----------          ----------       ----------    ----------   ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $ 160,305           $  430,793          $  462,178       $  583,747    $  166,151   $  285,831
                               =========           ==========          ==========       ==========    ==========   ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........         17,448               37,961              38,459           43,512        15,476       27,913
  Unit price*............      $9.187813           $11.348373          $12.017574       $13.415859    $10.736207   $10.240051

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              ONE GROUP       ONE GROUP        ONE GROUP
                           INVESTMENT TRUST   INVESTMENT    INVESTMENT TRUST
                               BALANCED       TRUST BOND   DIVERSIFIED EQUITY
                              INVESTMENT      INVESTMENT       INVESTMENT
                               DIVISION        DIVISION         DIVISION
                           ----------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....         34,861          65,768          12,016
                              ==========      ==========       =========
    Cost.................     $  559,770      $  724,085       $ 168,978
                              ==========      ==========       =========
    Market Value.........     $  522,223      $  753,046       $ 181,201
  Due from Hartford Life
   and Annuity Insurance
   Company...............          2,025           2,530        --
  Receivable from fund
   shares sold...........       --               --                    3
                              ----------      ----------       ---------
  Total Assets...........        524,248         755,576         181,204
                              ----------      ----------       ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                    3
  Payable for fund shares
   purchased.............          2,025           2,530        --
  Other liabilities......       --               --             --
                              ----------      ----------       ---------
  Total Liabilities......          2,025           2,530               3
                              ----------      ----------       ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $  522,223      $  753,046       $ 181,201
                              ==========      ==========       =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........         49,521          51,467          19,151
  Unit price*............     $10.545485      $14.631725       $9.461848

  *  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....          21,213             41,731              7,385           42,805             29,016
                               ==========          =========         ==========        =========         ==========
    Cost.................      $  327,669          $ 487,341         $   82,427        $ 921,494         $  439,494
                               ==========          =========         ==========        =========         ==========
    Market Value.........      $  375,465          $ 442,762         $   85,885        $ 571,870         $  512,706
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                    2,790                253            1,007                499
  Receivable from fund
   shares sold...........               7            --                --                --                --
                               ----------          ---------         ----------        ---------         ----------
  Total Assets...........         375,472            445,552             86,138          572,877            513,205
                               ----------          ---------         ----------        ---------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               7            --                --                --                --
  Payable for fund shares
   purchased.............        --                    2,790                253            1,007                499
  Other liabilities......        --                  --                --                --                --
                               ----------          ---------         ----------        ---------         ----------
  Total Liabilities......               7              2,790                253            1,007                499
                               ----------          ---------         ----------        ---------         ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  375,465          $ 442,762         $   85,885        $ 571,870         $  512,706
                               ==========          =========         ==========        =========         ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........          27,184             49,346              6,206           66,389             41,335
  Unit price*............      $13.812110          $8.972652         $13.839155        $8.613992         $12.403548

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
ASSETS:
  Investments:
    Number of Shares.....        101,811
                              ==========
    Cost.................     $1,171,841
                              ==========
    Market Value.........     $1,610,657
  Due from Hartford Life
   and Annuity Insurance
   Company...............          6,330
  Receivable from fund
   shares sold...........       --
                              ----------
  Total Assets...........      1,616,987
                              ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............          6,330
  Other liabilities......       --
                              ----------
  Total Liabilities......          6,330
                              ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,610,657
                              ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........        107,021
  Unit price*............     $15.049942

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    FIDELITY VIP FUND III
                           FIDELITY VIP FUND II  FIDELITY VIP FUND         GROWTH
                              ASSET MANAGER        EQUITY-INCOME        OPPORTUNITIES
                                INVESTMENT          INVESTMENT           INVESTMENT
                                 DIVISION            DIVISION             DIVISION
                           --------------------  -----------------  ---------------------
INVESTMENT INCOME:
  Dividends..............        $ 2,927              $ 9,974              $  248
                                 -------              -------              ------
EXPENSES:
  Mortality and expense
   undertakings..........           (998)              (5,845)               (334)
                                 -------              -------              ------
    Net Investment income
     (loss)..............          1,929                4,129                 (86)
                                 -------              -------              ------
CAPITAL GAINS INCOME
 (LOSS)..................       --                      2,523            --
                                 -------              -------              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            885                3,977               2,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          9,027               80,905               2,338
                                 -------              -------              ------
    Net gain (loss) on
     investments.........          9,912               84,882               4,558
                                 -------              -------              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $11,841              $91,534              $4,472
                                 =======              =======              ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT   PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA      VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT  INVESTMENT
                               DIVISION             DIVISION            DIVISION         DIVISION      DIVISION    DIVISION
                           -----------------  --------------------  -----------------  -------------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............       $ 9,157             $ 5,405              $ 7,035         $ 12,863      $ --        $ 1,038
                                -------             -------              -------         --------      -------     -------
EXPENSES:
  Mortality and expense
   undertakings..........          (891)             (2,882)              (4,027)          (5,524)      (1,157)     (2,210)
                                -------             -------              -------         --------      -------     -------
    Net Investment income
     (loss)..............         8,266               2,523                3,008            7,339       (1,157)     (1,172)
                                -------             -------              -------         --------      -------     -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                    --                --            --          --
                                -------             -------              -------         --------      -------     -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,219               8,440              --               100,976        3,563      12,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,269              33,142              --                15,207       26,177      (1,660)
                                -------             -------              -------         --------      -------     -------
    Net gain (loss) on
     investments.........         5,488              41,582              --               116,183       29,740      10,872
                                -------             -------              -------         --------      -------     -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $13,754             $44,105              $ 3,008         $123,522      $28,583     $ 9,700
                                =======             =======              =======         ========      =======     =======

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              ONE GROUP      ONE GROUP       ONE GROUP
                           INVESTMENT TRUST  INVESTMENT   INVESTMENT TRUST
                               BALANCED      TRUST BOND  DIVERSIFIED EQUITY
                              INVESTMENT     INVESTMENT      INVESTMENT
                               DIVISION       DIVISION        DIVISION
                           ----------------  ----------  ------------------
INVESTMENT INCOME:
  Dividends..............     $  96,106       $40,244         $   737
                              ---------       -------         -------
EXPENSES:
  Mortality and expense
   undertakings..........       (26,113)       (5,521)         (1,083)
                              ---------       -------         -------
    Net Investment income
     (loss)..............        69,993        34,723            (346)
                              ---------       -------         -------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --            --
                              ---------       -------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       235,235         6,634             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (157,139)       (8,987)         10,851
                              ---------       -------         -------
    Net gain (loss) on
     investments.........        78,096        (2,353)         10,991
                              ---------       -------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 148,089       $32,370         $10,645
                              =========       =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $  1,369           $  13,459           $5,156           $  3,245           $--
                                --------           ---------           ------           --------           -------
EXPENSES:
  Mortality and expense
   undertakings..........         (5,021)             (8,134)            (746)            (8,903)           (3,523)
                                --------           ---------           ------           --------           -------
    Net Investment income
     (loss)..............         (3,652)              5,325            4,410             (5,658)           (3,523)
                                --------           ---------           ------           --------           -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                   --               --                 --                --
                                --------           ---------           ------           --------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        131,807             224,300              (61)           145,008            18,851
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (23,395)           (110,458)             479            (48,743)           42,894
                                --------           ---------           ------           --------           -------
    Net gain (loss) on
     investments.........        108,412             113,842              418             96,265            61,745
                                --------           ---------           ------           --------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $104,760           $ 119,167           $4,828           $ 90,607           $58,222
                                ========           =========           ======           ========           =======

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $  6,409
                               --------
EXPENSES:
  Mortality and expense
   undertakings..........        (9,749)
                               --------
    Net Investment income
     (loss)..............        (3,340)
                               --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        45,099
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       193,178
                               --------
    Net gain (loss) on
     investments.........       238,277
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $234,937
                               ========

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    FIDELITY VIP FUND III
                           FIDELITY VIP FUND II  FIDELITY VIP FUND         GROWTH
                              ASSET MANAGER        EQUITY-INCOME        OPPORTUNITIES
                                INVESTMENT          INVESTMENT           INVESTMENT
                                 DIVISION            DIVISION             DIVISION
                           --------------------  -----------------  ---------------------
OPERATIONS:
  Net investment
   income................        $  1,929            $  4,129              $   (86)
  Capital gains income...        --                     2,523             --
  Net realized gain
   (loss) on security
   transactions..........             885               3,977                2,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           9,027              80,905                2,338
                                 --------            --------              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        $ 11,841            $ 91,534              $ 4,472
                                 --------            --------              -------
UNIT TRANSACTIONS:
  Purchases..............          35,522              55,390             --
  Transfers..............          69,393             208,951                2,031
  Surrenders for benefit
   payments and fees.....         (19,036)            (66,043)              (3,859)
  Cost of insurance and
   other fees............          (2,631)            (16,238)                (832)
  Other activity.........               7                  (6)                  (2)
                                 --------            --------              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          83,255             182,054               (2,662)
                                 --------            --------              -------
  Net increase (decrease)
   in net assets.........          95,096             273,588                1,810
NET ASSETS:
  Beginning of year......         109,843             679,711               53,437
                                 --------            --------              -------
  End of year............        $204,939            $953,299              $55,247
                                 ========            ========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT   PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA      VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT  INVESTMENT
                               DIVISION             DIVISION            DIVISION         DIVISION      DIVISION    DIVISION
                           -----------------  --------------------  -----------------  -------------  ----------  ----------
OPERATIONS:
  Net investment
   income................      $  8,266             $  2,523            $   3,008        $   7,339     $ (1,157)   $ (1,172)
  Capital gains income...       --                  --                   --                --            --          --
  Net realized gain
   (loss) on security
   transactions..........         1,219                8,440             --                100,976        3,563      12,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,269               33,142             --                 15,207       26,177      (1,660)
                               --------             --------            ---------        ---------     --------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $ 13,754             $ 44,105            $   3,008        $ 123,522     $ 28,583    $  9,700
                               --------             --------            ---------        ---------     --------    --------
UNIT TRANSACTIONS:
  Purchases..............        17,455               37,275              161,882           26,265       24,664      70,616
  Transfers..............        40,776               27,391             (584,805)          81,011       18,625     (73,449)
  Surrenders for benefit
   payments and fees.....       (23,122)             (84,885)             (35,551)        (518,636)     (73,347)    (81,845)
  Cost of insurance and
   other fees............        (2,073)              (7,422)             (10,452)         (14,148)      (4,470)     (7,249)
  Other activity.........       --                        (7)                   3              267           15           6
                               --------             --------            ---------        ---------     --------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        33,036              (27,648)            (468,923)        (425,241)     (34,513)    (91,921)
                               --------             --------            ---------        ---------     --------    --------
  Net increase (decrease)
   in net assets.........        46,790               16,457             (465,915)        (301,719)      (5,930)    (82,221)
NET ASSETS:
  Beginning of year......       113,515              414,336              928,093          885,466      172,081     368,052
                               --------             --------            ---------        ---------     --------    --------
  End of year............      $160,305             $430,793            $ 462,178        $ 583,747     $166,151    $285,831
                               ========             ========            =========        =========     ========    ========

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              ONE GROUP       ONE GROUP       ONE GROUP
                           INVESTMENT TRUST  INVESTMENT    INVESTMENT TRUST
                               BALANCED      TRUST BOND   DIVERSIFIED EQUITY
                              INVESTMENT     INVESTMENT       INVESTMENT
                               DIVISION       DIVISION         DIVISION
                           ----------------  -----------  ------------------
OPERATIONS:
  Net investment
   income................    $    69,993      $  34,723        $   (346)
  Capital gains income...       --               --            --
  Net realized gain
   (loss) on security
   transactions..........        235,235          6,634             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (157,139)        (8,987)         10,851
                             -----------      ---------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $   148,089      $  32,370        $ 10,645
                             -----------      ---------        --------
UNIT TRANSACTIONS:
  Purchases..............         42,738         65,139          21,962
  Transfers..............         (2,589)      (160,108)         98,601
  Surrenders for benefit
   payments and fees.....     (3,906,831)       (78,647)        (37,621)
  Cost of insurance and
   other fees............        (45,284)       (15,036)         (2,578)
  Other activity.........             16             23               4
                             -----------      ---------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,911,950)      (188,629)         80,368
                             -----------      ---------        --------
  Net increase (decrease)
   in net assets.........     (3,763,861)      (156,259)         91,013
NET ASSETS:
  Beginning of year......      4,286,084        909,305          90,188
                             -----------      ---------        --------
  End of year............    $   522,223      $ 753,046        $181,201
                             ===========      =========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................       $  (3,652)        $     5,325         $  4,410        $    (5,658)        $  (3,523)
  Capital gains income...        --                  --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........         131,807             224,300              (61)           145,008            18,851
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (23,395)           (110,458)             479            (48,743)           42,894
                                ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $ 104,760         $   119,167         $  4,828        $    90,607         $  58,222
                                ---------         -----------         --------        -----------         ---------
UNIT TRANSACTIONS:
  Purchases..............           2,901              57,393           14,876             70,948            36,414
  Transfers..............         112,638             (51,497)         (15,366)           (54,119)          (78,249)
  Surrenders for benefit
   payments and fees.....        (684,532)         (1,160,942)         (55,129)        (1,166,290)          (77,692)
  Cost of insurance and
   other fees............         (10,759)            (16,126)          (2,032)           (18,502)          (11,016)
  Other activity.........            (285)               (695)               2               (740)               31
                                ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (580,037)         (1,171,867)         (57,649)        (1,168,703)         (130,512)
                                ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets.........        (475,277)         (1,052,700)         (52,821)        (1,078,096)          (72,290)
NET ASSETS:
  Beginning of year......         850,742           1,495,462          138,706          1,649,966           584,996
                                ---------         -----------         --------        -----------         ---------
  End of year............       $ 375,465         $   442,762         $ 85,885        $   571,870         $ 512,706
                                =========         ===========         ========        ===========         =========

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
OPERATIONS:
  Net investment
   income................     $   (3,340)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         45,099
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        193,178
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  234,937
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        177,944
  Transfers..............        385,538
  Surrenders for benefit
   payments and fees.....       (411,140)
  Cost of insurance and
   other fees............        (23,883)
  Other activity.........            (59)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        128,400
                              ----------
  Net increase (decrease)
   in net assets.........        363,337
NET ASSETS:
  Beginning of year......      1,247,320
                              ----------
  End of year............     $1,610,657
                              ==========

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    FIDELITY VIP FUND
                           FIDELITY VIP FUND II  FIDELITY VIP FUND       GROWTH
                              ASSET MANAGER        EQUITY-INCOME      OPPORTUNITIES
                                INVESTMENT          INVESTMENT         INVESTMENT
                                 DIVISION            DIVISION           DIVISION
                           --------------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................        $    837            $  2,429            $  (207)
  Capital gains income...        --                   --                 --
  Net realized gain
   (loss) on security
   transactions..........             (49)              1,198             (5,674)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......          13,042             151,327             15,709
                                 --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        $ 13,830            $154,954            $ 9,828
                                 --------            --------            -------
UNIT TRANSACTIONS:
  Purchases..............          29,518             249,414              7,511
  Transfers..............          30,946              25,753             19,459
  Administrative fee.....            (205)               (634)               (27)
  Surrenders for benefit
   payments and fees.....        --                   --                 --
  Cost of insurance and
   other fees............          (1,461)             (9,330)              (508)
  Other activity.........            (294)                 52               (289)
                                 --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          58,504             265,255             26,146
                                 --------            --------            -------
  Total increase
   (decrease) in net
   assets................          72,334             420,209             35,974
NET ASSETS:
  Beginning of year......          37,509             259,502             17,463
                                 --------            --------            -------
  End of year............        $109,843            $679,711            $53,437
                                 ========            ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT   PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA      VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT  INVESTMENT
                               DIVISION             DIVISION            DIVISION       DIVISION (A)    DIVISION    DIVISION
                           -----------------  --------------------  -----------------  -------------  ----------  ----------
OPERATIONS:
  Net investment income
   (loss)................      $  2,913             $  1,761            $  2,797         $    160      $   (975)   $ (1,034)
  Capital gains income...       --                  --                   --                --            --          --
  Net realized gain
   (loss) on security
   transactions..........           121                  499             --                 1,255        (1,285)       (241)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        13,722               80,885             --               165,896        41,509      67,355
                               --------             --------            --------         --------      --------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $ 16,756             $ 83,145            $  2,797         $167,311      $ 39,249    $ 66,080
                               --------             --------            --------         --------      --------    --------
UNIT TRANSACTIONS:
  Purchases..............        23,633               77,973             437,497          145,352        30,179      97,148
  Transfers..............        32,022               42,273             (19,767)         129,880       (21,596)     13,569
  Administrative fee.....           (65)                (442)               (976)            (761)         (478)       (767)
  Surrenders for benefit
   payments and fees.....       --                  --                   --                --            --          --
  Cost of insurance and
   other fees............        (1,268)              (6,375)            (14,434)          (9,811)       (4,258)     (6,833)
  Other activity.........           (97)                 140                  26               11         1,595         501
                               --------             --------            --------         --------      --------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        54,225              113,569             402,346          264,671         5,442     103,618
                               --------             --------            --------         --------      --------    --------
  Total increase
   (decrease) in net
   assets................        70,981              196,714             405,143          431,982        44,691     169,698
NET ASSETS:
  Beginning of year......        42,534              217,622             522,950          453,484       127,390     198,354
                               --------             --------            --------         --------      --------    --------
  End of year............      $113,515             $414,336            $928,093         $885,466      $172,081    $368,052
                               ========             ========            ========         ========      ========    ========

(a) Formerly Putnam VT International Growth Fund Investment Division. Change effective April 30, 2003.

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              ONE GROUP       ONE GROUP        ONE GROUP
                           INVESTMENT TRUST   INVESTMENT    INVESTMENT TRUST
                               BALANCED       TRUST BOND   DIVERSIFIED EQUITY
                              INVESTMENT      INVESTMENT       INVESTMENT
                               DIVISION        DIVISION         DIVISION
                           ----------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   57,443      $   46,777       $     445
  Capital gains income...       --               --             --
  Net realized gain
   (loss) on security
   transactions..........           (401)         14,064          (8,323)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        548,272         (33,116)         29,407
                              ----------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  605,314      $   27,725       $  21,529
                              ----------      ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............      1,064,231         275,728          29,174
  Transfers..............         64,722        (547,083)       (134,722)
  Administrative fee.....         (2,387)         (1,250)           (234)
  Surrenders for benefit
   payments and fees.....       --               --             --
  Cost of insurance and
   other fees............        (41,563)        (17,834)         (2,470)
  Other activity.........          1,556             (29)          4,610
                              ----------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,086,559        (290,468)       (103,642)
                              ----------      ----------       ---------
  Total increase
   (decrease) in net
   assets................      1,691,873        (262,743)        (82,113)
NET ASSETS:
  Beginning of year......      2,594,211       1,172,048         172,301
                              ----------      ----------       ---------
  End of year............     $4,286,084      $  909,305       $  90,188
                              ==========      ==========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $ (3,091)          $    2,938         $  5,178         $   (7,082)        $ (2,794)
  Capital gains income...       --                   --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........          2,463               19,610              446               (227)            (637)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        175,550              280,642           (2,576)           313,121          110,472
                                --------           ----------         --------         ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $174,922           $  303,190         $  3,048         $  305,812         $107,041
                                --------           ----------         --------         ----------         --------
UNIT TRANSACTIONS:
  Purchases..............        172,283              433,450           65,161            423,113          137,523
  Transfers..............        (54,941)             (36,247)          (9,229)          (110,681)          62,298
  Administrative fee.....           (683)              (1,158)            (198)            (1,514)            (894)
  Surrenders for benefit
   payments and fees.....       --                   --                --                --                --
  Cost of insurance and
   other fees............         (9,492)             (15,969)          (2,847)           (17,817)          (9,071)
  Other activity.........          1,960                  577               62              1,917              122
                                --------           ----------         --------         ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        109,127              380,653           52,949            295,018          189,978
                                --------           ----------         --------         ----------         --------
  Total increase
   (decrease) in net
   assets................        284,049              683,843           55,997            600,830          297,019
NET ASSETS:
  Beginning of year......        566,693              811,619           82,709          1,049,136          287,977
                                --------           ----------         --------         ----------         --------
  End of year............       $850,742           $1,495,462         $138,706         $1,649,966         $584,996
                                ========           ==========         ========         ==========         ========

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (3,059)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          2,661
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        249,182
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  248,784
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        309,333
  Transfers..............        513,345
  Administrative fee.....           (678)
  Surrenders for benefit
   payments and fees.....       --
  Cost of insurance and
   other fees............        (10,087)
  Other activity.........         (2,996)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        808,917
                              ----------
  Total increase
   (decrease) in net
   assets................      1,057,701
NET ASSETS:
  Beginning of year......        189,619
                              ----------
  End of year............     $1,247,320
                              ==========

_____________________________________ SA-17 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, The One Provider (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of eighteen Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following Investment Divisions (collectively, the "Investment Division"): the Fidelity VIP Fund II Asset Manager Investment Division, Fidelity VIP Fund Equity-Income Investment Division, Fidelity VIP Fund III Growth Opportunities Investment Division, Fidelity VIP Fund High Income Investment Division, Fidelity VIP Fund II Index 500 Investment Division, Fidelity VIP Fund Money Market Investment Division, Putnam VT International Equity Investment Division, Putnam VT Vista Investment Division, Putnam VT Voyager Investment Division, One Group Investment Trust Balanced Investment Division, One Group Investment Trust Bond Investment Division, One Group Investment Trust Diversified Equity Investment Division, One Group Investment Trust Diversified Mid Cap Investment Division, One Group Investment Trust Equity Index Investment Division, One Group Investment Trust Government Bond Investment Division, One Group Investment Trust Large Cap Growth Investment Division, One Group Investment Trust Mid Cap Growth Investment Division and One Group Investment Trust Mid Cap Value Investment Division.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are

_____________________________________ SA-18 ____________________________________
      reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the contracts. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges which are generally between 0% and 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                          PURCHASES    PROCEEDS
FUND                                       AT COST    FROM SALES
----                                      ----------  -----------
Fidelity VIP Fund II Asset Manager
 Investment Division....................  $  115,186  $    30,001
Fidelity VIP Fund Equity-Income
 Investment Division....................     429,842      241,136
Fidelity VIP Fund III Growth
 Opportunities Investment Division......      11,364       14,111
Fidelity VIP Fund High Income Investment
 Division...............................      79,959       38,656
Fidelity VIP Fund II Index 500
 Investment Division....................      75,207      100,331
Fidelity VIP Fund Money Market
 Investment Division....................     202,429      668,346
Putnam VT International Equity
 Investment Division....................     300,801      718,704
Putnam VT Vista Investment Division.....      43,428       79,098
Putnam VT Voyager Investment Division...      86,815      179,908
One Group Investment Trust Balanced
 Investment Division....................     241,052    4,083,008
One Group Investment Trust Bond
 Investment Division....................     285,231      439,136
One Group Investment Trust Diversified
 Equity Investment Division.............     152,404       72,382
One Group Investment Trust Diversified
 Mid Cap Investment Division............     293,464      877,153
One Group Investment Trust Equity Index
 Investment Division....................     428,103    1,594,645
One Group Investment Trust Government
 Bond Investment Division...............      38,052       91,291
One Group Investment Trust Large Cap
 Growth Investment Division.............     396,934    1,571,295
One Group Investment Trust Mid Cap
 Growth Investment Division.............      85,094      219,129
One Group Investment Trust Mid Cap Value
 Investment Division....................     658,758      533,698
                                          ----------  -----------
                                          $3,924,123  $11,552,028
                                          ==========  ===========

_____________________________________ SA-19 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                           NET
                                      UNITS    UNITS     INCREASE
FUND                                 ISSUED   REDEEMED  (DECREASE)
----                                 -------  --------  ----------
Fidelity VIP Fund II Asset Manager
 Investment Division...............   10,671     3,042      7,629
Fidelity VIP Fund Equity-Income
 Investment Division...............   36,128    20,210     15,918
Fidelity VIP Fund III Growth
 Opportunities Investment
 Division..........................    1,459     1,641       (182)
Fidelity VIP Fund High Income
 Investment Division...............    8,281     4,270      4,011
Fidelity VIP Fund II Index 500
 Investment Division...............    6,997     9,160     (2,163)
Fidelity VIP Fund Money Market
 Investment Division...............   16,332    55,528    (39,196)
Putnam VT International Equity
 Investment Division...............   24,664    57,344    (32,680)
Putnam VT Vista Investment
 Division..........................    5,184     8,595     (3,411)
Putnam VT Voyager Investment
 Division..........................   10,013    19,606     (9,593)
One Group Investment Trust Balanced
 Investment Division...............   15,309   392,729   (377,420)
One Group Investment Trust Bond
 Investment Division...............   17,483    30,311    (12,828)
One Group Investment Trust
 Diversified Equity Investment
 Division..........................   17,446     8,432      9,014
One Group Investment Trust
 Diversified Mid Cap Investment
 Division..........................   24,076    66,910    (42,834)
One Group Investment Trust Equity
 Index Investment Division.........   50,895   184,256   (133,361)
One Group Investment Trust
 Government Bond Investment
 Division..........................    2,481     6,695     (4,214)
One Group Investment Trust Large
 Cap Growth Investment Division....   52,203   189,528   (137,325)
One Group Investment Trust Mid Cap
 Growth Investment Division........    8,970    20,405    (11,435)
One Group Investment Trust Mid Cap
 Value Investment Division.........   48,918    36,916     12,002

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                            NET
                                      UNITS     UNITS     INCREASE
FUND                                  ISSUED   REDEEMED  (DECREASE)
----                                 --------  --------  ----------
Fidelity VIP Asset Manager
 Investment Division...............    11,077     5,227      5,850
Fidelity VIP Equity-Income
 Investment Division...............   293,567   263,442     30,125
Fidelity VIP Growth Opportunities
 Investment Division...............    10,573     6,796      3,777
Fidelity VIP High Income Investment
 Division..........................    15,885     8,799      7,086
Fidelity VIP II Index 500
 Investment Division...............    70,149    56,911     13,238
Fidelity VIP Money Market
 Investment Division...............   374,451   340,703     33,748
One Group Investment Trust Balanced
 Investment Division...............   153,888   127,524     26,364
One Group Investment Trust Bond
 Investment Division...............    26,823    26,434        389
One Group Investment Trust
 Diversified Equity Investment
 Division..........................    62,337    49,915     12,422
One Group Investment Trust
 Diversified Mid Cap Investment
 Division..........................   290,920   164,875    126,045
One Group Investment Trust Equity
 Index Investment Division.........   346,875   368,104    (21,229)
One Group Investment Trust
 Government Bond Investment
 Division..........................    24,120    38,213    (14,093)
One Group Investment Trust Large
 Cap Growth Investment Division....    66,112    56,537      9,575
One Group Investment Trust Mid Cap
 Growth Investment Division........   503,145   446,520     56,625
One Group Investment Trust Mid Cap
 Value Investment Division.........    32,406    28,316      4,090
Putnam VT International Equity
 Investment Division...............   292,736   253,155     39,581
Putnam VT Vista Investment
 Division..........................   160,164   140,209     19,955
Putnam VT Voyager Investment
 Division..........................   237,205   161,239     75,966

_____________________________________ SA-20 ____________________________________

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
FIDELITY VIP FUND II ASSET MANAGER INVESTMENT DIVISION
  2004  Lowest contract charges     17,378   $11.793338     $  204,939      0.65%       1.91%        4.67%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges      9,749    11.266688        109,843      0.65%       1.68%       17.15%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      3,900     9.617927         37,509      0.65%       4.09%       (9.44)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      4,874    10.620873         51,763      0.63%       1.52%       (4.86)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND EQUITY-INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     75,446    12.635477        953,299      0.65%       1.11%       10.66%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     59,528    11.418406        679,711      0.65%       1.13%       29.38%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     29,403     8.825706        259,502      0.65%       1.12%      (17.54)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     12,587    10.702466        134,716      0.62%       0.76%       (5.70)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND III GROWTH OPPORTUNITIES INVESTMENT DIVISION
  2004  Lowest contract charges      6,340     8.714629         55,247      0.65%       0.48%        6.36%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges      6,522     8.193212         53,437      0.64%     --            28.82%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      2,746     6.360106         17,463      0.65%       1.09%      (22.42)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      4,544     8.198401         37,255      0.63%       0.09%      (14.99)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-21 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
FIDELITY VIP FUND HIGH INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     17,448   $ 9.187813     $  160,305      0.65%       6.69%        8.76%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     13,437     8.448054        113,515      0.65%       4.36%       26.15%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      6,351     6.696940         42,534      0.65%       5.24%        2.95%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      2,065     6.505243         13,434      0.63%      10.28%      (12.47)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND II INDEX 500 INVESTMENT DIVISION
  2004  Lowest contract charges     37,961    11.348373        430,793      0.65%       1.22%        9.90%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     40,124    10.326447        414,336      0.65%       1.18%       27.58%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     26,886     8.094271        217,622      0.65%       1.40%      (22.75)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges    171,322    10.478392      1,795,175      0.64%       1.16%      (12.67)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND MONEY MARKET INVESTMENT DIVISION
  2004  Lowest contract charges     38,459    12.017574        462,178      0.65%       1.14%        0.55%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     77,655    11.951555        928,093      0.65%       0.98%        0.34%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     43,907    11.910489        522,950      0.65%       1.69%        1.04%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     46,952    11.788373        553,486      0.54%       2.32%        3.49%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-22 ____________________________________

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges     43,512   $13.415859     $  583,747      0.65%       1.52%       15.44%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     76,192    11.621485        885,466      0.65%       0.68%       27.70%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     49,828     9.100942        453,484      0.65%       0.79%      (18.20)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     35,691    11.126224        397,101      0.64%       0.25%      (21.13)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
PUTNAM VT VISTA INVESTMENT DIVISION
  2004  Lowest contract charges     15,476    10.736207        166,151      0.65%     --            17.84%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     18,887     9.111099        172,081      0.65%     --            32.30%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     18,498     6.886573        127,390      0.65%     --           (31.05)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     15,826     9.987832        158,066      0.64%     --           (33.93)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
PUTNAM VT VOYAGER INVESTMENT DIVISION
  2004  Lowest contract charges     27,913    10.240051        285,831      0.65%       0.31%        4.35%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     37,506     9.813150        368,052      0.65%       0.30%       24.10%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     25,084     7.907448        198,354      0.65%       0.58%      (27.01)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     16,773    10.833213        181,705      0.64%     --           (22.91)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-23 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST BALANCED INVESTMENT DIVISION
  2004  Lowest contract charges     49,521   $10.545485     $  522,223      0.65%       2.41%        5.05%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges    426,941    10.039048      4,286,084      0.65%       2.24%       16.44%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges    300,897     8.621597      2,594,211      0.65%     --           (12.26)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges    192,254     9.825831      1,889,056      0.64%       2.94%       (4.19)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST BOND INVESTMENT DIVISION
  2004  Lowest contract charges     51,467    14.631725        753,046      0.65%       4.76%        3.46%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     64,295    14.142776        909,305      0.65%       5.65%        3.20%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     85,524    13.704248      1,172,048      0.65%       0.01%        9.28%
        Highest contract charges
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     38,086    12.540875        477,636      0.58%      15.94%        8.25%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges     19,151     9.461848        181,201      0.65%       0.44%        6.35%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     10,137     8.896834         90,188      0.65%       1.03%       25.12%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     24,231     7.110906        172,301      0.64%     --           (24.27)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      2,977     9.389656         27,951      0.63%       0.52%      (11.20)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-24 ____________________________________

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP INVESTMENT DIVISION
  2004  Lowest contract charges     27,184   $13.812110     $  375,465      0.65%       0.18%       13.68%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     70,018    12.150373        850,742      0.65%       0.18%       29.59%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     60,442     9.375794        566,693      0.65%     --           (18.34)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     45,283    11.481249        519,910      0.64%       0.24%       (4.65)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST EQUITY INDEX INVESTMENT DIVISION
  2004  Lowest contract charges     49,346     8.972652        442,762      0.65%       1.08%        9.62%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges    182,707     8.185051      1,495,462      0.65%       0.89%       27.15%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges    126,082     6.437252        811,619      0.65%     --           (22.98)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     81,021     8.358182        677,186      0.64%       0.84%      (12.91)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST GOVERNMENT BOND INVESTMENT DIVISION
  2004  Lowest contract charges      6,206    13.839155         85,885      0.65%       4.52%        3.96%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     10,420    13.311830        138,706      0.65%       4.34%        1.88%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      6,330    13.066566         82,709      0.64%     --            11.53%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges        912    11.715705         10,689      0.64%       5.51%        6.36%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-25 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges     66,389   $ 8.613992     $  571,870      0.65%       0.24%        6.35%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges    203,714     8.099437      1,649,966      0.65%       0.09%       26.71%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges    164,133     6.391990      1,049,136      0.65%     --           (28.94)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges    100,643     8.995439        905,325      0.64%     --           (20.79)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST MID CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges     41,335    12.403548        512,706      0.65%     --            11.89%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     52,771    11.085663        584,996      0.65%     --            26.32%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     32,816     8.775549        287,977      0.65%     --           (20.65)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     25,223    11.058913        278,934      0.63%     --           (11.23)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST MID CAP VALUE INVESTMENT DIVISION
  2004  Lowest contract charges    107,021    15.049942      1,610,657      0.65%       0.43%       14.65%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     95,019    13.127082      1,247,320      0.64%       0.22%       31.89%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     19,052     9.375794        189,619      0.65%     --           (13.41)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     12,619    11.494657        145,046      0.64%       0.59%        4.12%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owners accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Divisions invest.

_____________________________________ SA-26 ____________________________________

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, and Administrative charges assessed to contract owners. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

_____________________________________ SA-27 ____________________________________

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                    ICMG SEPARATE ACCOUNT ONE -- WELLS FARGO

                              FINANCIAL STATEMENTS

                            AS OF DECEMBER 31, 2004

                                 TOGETHER WITH

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE, WELLS FARGO
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, Wells Fargo (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, Wells Fargo as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                            DREYFUS VARIABLE
                           INVESTMENT FUND--   FIDELITY VIP   FIDELITY VIP   HARTFORD    HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500     ADVISERS      BOND
                               INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT  INVESTMENT
                                DIVISION         DIVISION       DIVISION     DIVISION    DIVISION
                           ------------------  -------------  ------------  ----------  ----------
ASSETS:
  Investments:
    Number of Shares.....           6,772            5,107            926          394      15,264
                               ==========       ==========     ==========   ==========  ==========
    Cost.................      $  225,994       $  102,465     $  104,742   $    7,389  $  183,135
                               ==========       ==========     ==========   ==========  ==========
    Market Value.........      $  281,381       $  128,122     $  126,531   $    9,084  $  182,296
  Due from Hartford Life
   and Annuity Insurance
   Company...............           1,839            1,282          1,547       --             713
  Receivable from fund
   shares sold...........               5                2              2       --               3
  Other assets...........        --                --             --            --          --
                               ----------       ----------     ----------   ----------  ----------
  Total Assets...........         283,225          129,406        128,080        9,084     183,012
                               ----------       ----------     ----------   ----------  ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --             --            --          --
  Payable for fund shares
   purchased.............        --                --             --            --          --
  Other liabilities......        --                --             --            --          --
                               ----------       ----------     ----------   ----------  ----------
  Total Liabilities......        --                --             --            --          --
                               ----------       ----------     ----------   ----------  ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  283,225       $  129,406     $  128,080   $    9,084  $  183,012
                               ==========       ==========     ==========   ==========  ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          25,877           10,915         11,180          825      15,210
  Unit Values*...........      $10.945093       $11.856157     $11.456021   $11.003754  $12.032237

  *  Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             HARTFORD                JANUS ASPEN               JANUS ASPEN  JANUS ASPEN   WELLS FARGO
                             CAPITAL      HARTFORD    WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND   VARIABLE TRUST
                           APPRECIATION    STOCK       GROWTH      BALANCED      INCOME       INCOME     EQUITY INCOME
                            INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION     DIVISION    DIVISION     DIVISION     DIVISION     DIVISION       DIVISION
                           ------------  ----------  -----------  -----------  -----------  -----------  --------------
ASSETS:
  Investments:
    Number of Shares.....        4,330          385       3,745        2,112        2,144        3,408            278
                            ==========   ==========  ==========   ==========   ==========   ==========     ==========
    Cost.................   $  163,466   $   16,647  $   87,047   $   47,295   $   27,915   $   44,527     $    3,096
                            ==========   ==========  ==========   ==========   ==========   ==========     ==========
    Market Value.........   $  231,370   $   17,619  $   99,683   $   53,299   $   27,250   $   53,878     $    4,548
  Due from Hartford Life
   and Annuity Insurance
   Company...............        2,221       --           1,312       --              725       --            --
  Receivable from fund
   shares sold...........            5       --               2            1       --                1        --
  Other assets...........      --                 1      --           --           --           --            --
                            ----------   ----------  ----------   ----------   ----------   ----------     ----------
  Total Assets...........      233,596       17,620     100,997       53,300       27,975       53,879          4,548
                            ----------   ----------  ----------   ----------   ----------   ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --          --                1       --                1        --
  Payable for fund shares
   purchased.............      --            --          --           --           --           --            --
  Other liabilities......      --            --          --           --           --           --            --
                            ----------   ----------  ----------   ----------   ----------   ----------     ----------
  Total Liabilities......      --            --          --                1       --                1        --
                            ----------   ----------  ----------   ----------   ----------   ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $  233,596   $   17,620  $  100,997   $   53,299   $   27,975   $   53,878     $    4,548
                            ==========   ==========  ==========   ==========   ==========   ==========     ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........       16,300        1,636      10,025        4,709        2,379        4,848            406
  Unit Values*...........   $14.330677   $10.769406  $10.074581   $11.319660   $11.759333   $11.113280     $11.205522

                            WELLS FARGO
                           VARIABLE TRUST   WELLS FARGO
                           LARGE COMPANY   VARIABLE TRUST
                               GROWTH       MONEY MARKET
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
ASSETS:
  Investments:
    Number of Shares.....         1,080           9,293
                             ==========      ==========
    Cost.................    $    8,725      $    9,293
                             ==========      ==========
    Market Value.........    $    9,593      $    9,293
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Receivable from fund
   shares sold...........       --              --
  Other assets...........       --                    1
                             ----------      ----------
  Total Assets...........         9,593           9,294
                             ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --              --
                             ----------      ----------
  Total Liabilities......       --              --
                             ----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $    9,593      $    9,294
                             ==========      ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........           932             927
  Unit Values*...........    $10.291230      $10.025533

  *  Rounded unit values.

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            DREYFUS VARIABLE
                           INVESTMENT FUND--   FIDELITY VIP   FIDELITY VIP   HARTFORD    HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500     ADVISERS      BOND
                               INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT  INVESTMENT
                                DIVISION         DIVISION       DIVISION     DIVISION    DIVISION
                           ------------------  -------------  ------------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............       $   521           $ 1,225       $   961        $184      $ 7,279
                                -------           -------       -------        ----      -------
EXPENSE:
  Mortality and expense
   undertakings..........        (1,465)             (648)         (654)        (58)      (1,034)
                                -------           -------       -------        ----      -------
    Net Investment income
     (loss)..............          (944)              577           307         126        6,245
                                -------           -------       -------        ----      -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                    319        --           --           4,013
                                -------           -------       -------        ----      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           138               (29)          (15)          4           18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        24,372            10,120         9,777         140       (4,167)
                                -------           -------       -------        ----      -------
    Net gain (loss) on
     investments.........        24,510            10,091         9,762         144       (4,149)
                                -------           -------       -------        ----      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $23,566           $10,987       $10,069        $270      $ 6,109
                                =======           =======       =======        ====      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD                JANUS ASPEN               JANUS ASPEN  JANUS ASPEN   WELLS FARGO
                             CAPITAL      HARTFORD    WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND   VARIABLE TRUST
                           APPRECIATION    STOCK       GROWTH      BALANCED      INCOME       INCOME     EQUITY INCOME
                            INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION     DIVISION    DIVISION     DIVISION     DIVISION     DIVISION       DIVISION
                           ------------  ----------  -----------  -----------  -----------  -----------  --------------
INVESTMENT INCOME:
  Dividends..............    $   694       $ 187       $  810       $1,117       $1,506       $  189          $ 67
                             -------       -----       ------       ------       ------       ------          ----
EXPENSE:
  Mortality and expense
   undertakings..........     (1,175)       (101)        (497)        (312)        (150)        (272)          (28)
                             -------       -----       ------       ------       ------       ------          ----
    Net Investment income
     (loss)..............       (481)         86          313          805        1,356          (83)           39
                             -------       -----       ------       ------       ------       ------          ----
CAPITAL GAINS INCOME
 (LOSS)..................     --           --           --           --             168        --           --
                             -------       -----       ------       ------       ------       ------          ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         83          (6)           4            3            6           13            11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     34,053         425        3,529        2,836         (802)       5,109           379
                             -------       -----       ------       ------       ------       ------          ----
    Net gain (loss) on
     investments.........     34,136         419        3,533        2,839         (796)       5,122           390
                             -------       -----       ------       ------       ------       ------          ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $33,655       $ 505       $3,846       $3,644       $  728       $5,039          $429
                             =======       =====       ======       ======       ======       ======          ====

                            WELLS FARGO
                           VARIABLE TRUST   WELLS FARGO
                           LARGE COMPANY   VARIABLE TRUST
                               GROWTH       MONEY MARKET
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $--              $ 65
                               ------           ----
EXPENSE:
  Mortality and expense
   undertakings..........         (53)           (62)
                               ------           ----
    Net Investment income
     (loss)..............         (53)             3
                               ------           ----
CAPITAL GAINS INCOME
 (LOSS)..................      --             --
                               ------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (1)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         271         --
                               ------           ----
    Net gain (loss) on
     investments.........         270         --
                               ------           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  217           $  3
                               ======           ====

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            DREYFUS VARIABLE
                           INVESTMENT FUND--   FIDELITY VIP   FIDELITY VIP   HARTFORD    HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500     ADVISERS      BOND
                               INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT  INVESTMENT
                                DIVISION         DIVISION       DIVISION     DIVISION    DIVISION
                           ------------------  -------------  ------------  ----------  ----------
OPERATIONS:
  Net investment
   income................       $   (944)        $    577       $    307      $  126     $  6,245
  Capital gains income...       --                    319         --           --           4,013
  Net realized gain
   (loss) on security
   transactions..........            138              (29)           (15)          4           18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         24,372           10,120          9,777         140       (4,167)
                                --------         --------       --------      ------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         23,566           10,987         10,069         270        6,109
                                --------         --------       --------      ------     --------
UNIT TRANSACTIONS:
  Premiums...............       $ 94,114         $ 42,637       $ 42,465      $   26     $ 45,485
  Net transfers..........       --                 --             --           --          --
  Cost of insurance and
   other fees............         (5,571)          (2,675)        (2,797)       (186)      (3,618)
  Other activity.........       --                     78             55       --              (3)
                                --------         --------       --------      ------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         88,543           40,040         39,723        (160)      41,864
                                --------         --------       --------      ------     --------
  Net increase (decrease)
   in net assets.........        112,109           51,027         49,792         110       47,973
NET ASSETS:
  Beginning of year......        171,116           78,379         78,288       8,974      135,039
                                --------         --------       --------      ------     --------
  End of year............       $283,225         $129,406       $128,080      $9,084     $183,012
                                ========         ========       ========      ======     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             HARTFORD                JANUS ASPEN               JANUS ASPEN  JANUS ASPEN   WELLS FARGO
                             CAPITAL      HARTFORD    WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND   VARIABLE TRUST
                           APPRECIATION    STOCK       GROWTH      BALANCED      INCOME       INCOME     EQUITY INCOME
                            INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION     DIVISION    DIVISION     DIVISION     DIVISION     DIVISION       DIVISION
                           ------------  ----------  -----------  -----------  -----------  -----------  --------------
OPERATIONS:
  Net investment
   income................    $   (481)    $    86     $    313      $   805      $ 1,356      $   (83)       $   39
  Capital gains income...      --           --          --           --              168       --            --
  Net realized gain
   (loss) on security
   transactions..........          83          (6)           4            3            6           13            11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      34,053         425        3,529        2,836         (802)       5,109           379
                             --------     -------     --------      -------      -------      -------        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      33,655         505        3,846        3,644          728        5,039           429
                             --------     -------     --------      -------      -------      -------        ------
UNIT TRANSACTIONS:
  Premiums...............    $ 65,342     $ 9,251     $ 41,136      $ 9,001      $ 9,761      $19,906        $   12
  Net transfers..........      --           --          --           --           --           --            --
  Cost of insurance and
   other fees............      (4,976)       (342)      (2,173)        (998)        (769)        (893)          (89)
  Other activity.........         (54)          2           24           11           (6)           2        --
                             --------     -------     --------      -------      -------      -------        ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      60,312       8,911       38,987        8,014        8,986       19,015           (77)
                             --------     -------     --------      -------      -------      -------        ------
  Net increase (decrease)
   in net assets.........      93,967       9,416       42,833       11,658        9,714       24,054           352
NET ASSETS:
  Beginning of year......     139,629       8,204       58,164       41,641       18,261       29,824         4,196
                             --------     -------     --------      -------      -------      -------        ------
  End of year............    $233,596     $17,620     $100,997      $53,299      $27,975      $53,878        $4,548
                             ========     =======     ========      =======      =======      =======        ======

                            WELLS FARGO
                           VARIABLE TRUST   WELLS FARGO
                           LARGE COMPANY   VARIABLE TRUST
                               GROWTH       MONEY MARKET
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
OPERATIONS:
  Net investment
   income................      $  (53)         $    3
  Capital gains income...      --              --
  Net realized gain
   (loss) on security
   transactions..........          (1)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         271          --
                               ------          ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         217               3
                               ------          ------
UNIT TRANSACTIONS:
  Premiums...............      $6,485          $1,129
  Net transfers..........      --              --
  Cost of insurance and
   other fees............        (189)           (197)
  Other activity.........           1               1
                               ------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,297             933
                               ------          ------
  Net increase (decrease)
   in net assets.........       6,514             936
NET ASSETS:
  Beginning of year......       3,079           8,358
                               ------          ------
  End of year............      $9,593          $9,294
                               ======          ======

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                            DREYFUS VARIABLE
                               INVESTMENT      FIDELITY VIP   FIDELITY VIP   HARTFORD    HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500     ADVISERS      BOND
                               INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT  INVESTMENT
                              DIVISION (A)       DIVISION       DIVISION     DIVISION    DIVISION
                           ------------------  -------------  ------------  ----------  ----------
OPERATIONS:
  Net investment
   income................       $   (620)         $    77       $  (149)      $  159     $  2,531
  Capital gains income...       --                 --            --            --             353
  Net realized gain
   (loss) on security
   transactions..........             (6)               4             4           16           14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         31,283           15,404        12,077        1,553        2,200
                                --------          -------       -------       ------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         30,657           15,485        11,932        1,728        5,098
                                --------          -------       -------       ------     --------
UNIT TRANSACTIONS:
  Premiums...............         99,713           45,470        61,146        7,496      102,362
  Cost of insurance and
   other fees............         (4,623)          (2,387)       (1,970)        (251)      (3,301)
  Surrenders.............       --                 --            --            --               1
  Other activity.........            416               72           320            1         (149)
                                --------          -------       -------       ------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         95,506           43,155        59,496        7,246       98,913
                                --------          -------       -------       ------     --------
  Net increase (decrease)
   in net assets.........        126,163           58,640        71,428        8,974      104,011
NET ASSETS:
  Beginning of year......         44,953           19,739         6,860        --          31,028
                                --------          -------       -------       ------     --------
  End of year............       $171,116          $78,379       $78,288       $8,974     $135,039
                                ========          =======       =======       ======     ========

(a)  From inception, April 30, 2002 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             HARTFORD                JANUS ASPEN               JANUS ASPEN                      WELLS FARGO
                             CAPITAL      HARTFORD    WORLDWIDE   JANUS ASPEN   FLEXIBLE       JANUS ASPEN     VARIABLE TRUST
                           APPRECIATION    STOCK       GROWTH      BALANCED      INCOME        GROWTH AND      EQUITY INCOME
                            INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT   INCOME INVESTMENT    INVESTMENT
                             DIVISION     DIVISION    DIVISION     DIVISION     DIVISION        DIVISION          DIVISION
                           ------------  ----------  -----------  -----------  -----------  -----------------  --------------
OPERATIONS:
  Net investment
   income................    $    190      $   68      $   103      $   418      $   482         $   (25)          $   39
  Capital gains income...      --           --          --           --           --             --                    96
  Net realized gain
   (loss) on security
   transactions..........          41           2           14            5            1               2           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      33,395         547        9,304        3,308           81           4,391            1,072
                             --------      ------      -------      -------      -------         -------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      33,626         617        9,421        3,731          564           4,368            1,207
                             --------      ------      -------      -------      -------         -------           ------
UNIT TRANSACTIONS:
  Premiums...............      82,966       7,522       44,372       27,801       15,051          17,590            3,106
  Cost of insurance and
   other fees............      (3,729)        (53)      (1,586)        (979)        (693)           (789)            (113)
  Surrenders.............          (1)      --          --               (2)      --             --                     1
  Other activity.........         291         118          301           82          (10)             88               (5)
                             --------      ------      -------      -------      -------         -------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      79,527       7,587       43,087       26,902       14,348          16,889            2,989
                             --------      ------      -------      -------      -------         -------           ------
  Net increase (decrease)
   in net assets.........     113,153       8,204       52,508       30,633       14,912          21,257            4,196
NET ASSETS:
  Beginning of year......      26,476       --           5,656       11,008        3,349           8,567           --
                             --------      ------      -------      -------      -------         -------           ------
  End of year............    $139,629      $8,204      $58,164      $41,641      $18,261         $29,824           $4,196
                             ========      ======      =======      =======      =======         =======           ======

                              WELLS FARGO      WELLS FARGO
                            VARIABLE TRUST    VARIABLE TRUST
                             LARGE COMPANY     MONEY MARKET
                           GROWTH INVESTMENT    INVESTMENT
                               DIVISION          DIVISION
                           -----------------  --------------
OPERATIONS:
  Net investment
   income................       $  (12)           $   (9)
  Capital gains income...      --                 --
  Net realized gain
   (loss) on security
   transactions..........            9            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          597            --
                                ------            ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          594                (9)
                                ------            ------
UNIT TRANSACTIONS:
  Premiums...............        2,556             8,531
  Cost of insurance and
   other fees............          (71)             (165)
  Surrenders.............      --                      1
  Other activity.........      --                 --
                                ------            ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,485             8,367
                                ------            ------
  Net increase (decrease)
   in net assets.........        3,079             8,358
NET ASSETS:
  Beginning of year......      --                 --
                                ------            ------
  End of year............       $3,079            $8,358
                                ======            ======

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, Wells Fargo (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of nine divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following underlying Investment Divisions (collectively, the "Investment Divisions"): the Dreyfus Variable Investment Fund--Developing Leaders Investment Division, Fidelity VIP Equity-Income Investment Division, Fidelity VIP Index 500 Investment Division, Hartford Advisers Investment Division, Hartford Bond Investment Division, Hartford Capital Appreciation Investment Division, Hartford Stock Investment Division, Janus Aspen Worldwide Growth Investment Division, Janus Aspen Balanced Investment Division, Janus Aspen Flexible Income Investment Division, Janus Aspen Growth and Income Investment Division, Wells Fargo Variable Trust Equity Income Investment Division, Wells Fargo Variable Trust Large Company Growth Investment Division, and Wells Fargo Variable Trust Money Market Investment Division.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the

_____________________________________ SA-10 ____________________________________
      average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges, which are generally between 0% and 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                          PURCHASES   PROCEEDS
FUND                                       AT COST   FROM SALES
----                                      ---------  ----------
Dreyfus Variable Investment
 Fund--Developing Leaders Investment
 Division...............................  $ 96,231    $10,476
Fidelity VIP Equity-Income Investment
 Division...............................    45,460      5,809
Fidelity VIP Index 500 Investment
 Division...............................    45,038      6,557
Hartford Advisers Investment Division...       183        218
Hartford Bond Investment Division.......    57,170      5,764
Hartford Capital Appreciation Investment
 Division...............................    68,337     10,755
Hartford Stock Investment Division......     9,388        392
Janus Aspen Worldwide Growth Investment
 Division...............................    43,342      5,355
Janus Aspen Balanced Investment
 Division...............................     9,988      1,169
Janus Aspen Flexible Income Investment
 Division...............................    12,301      2,517
Janus Aspen Growth and Income Investment
 Division...............................    19,964      1,031
Wells Fargo Variable Trust Equity Income
 Investment Division....................        66        105
Wells Fargo Variable Trust Large Company
 Growth Investment Division.............     6,455        211
Wells Fargo Variable Trust Money Market
 Investment Division....................     1,166        231
                                          --------    -------
                                          $415,089    $50,590
                                          ========    =======

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                     UNITS    UNITS            NET
FUND                                 ISSUED  REDEEMED  INCREASE (DECREASE)
----                                 ------  --------  -------------------
Dreyfus Variable Investment
 Fund--Developing Leaders
 Investment Division...............   9,568     985           8,583
Fidelity VIP Equity-Income
 Investment Division...............   4,152     543           3,609
Fidelity VIP Index 500 Investment
 Division..........................   4,330     642           3,688
Hartford Advisers investment
 Division..........................    --        16             (16)
Hartford Bond Investment
 Division..........................   3,978     434           3,544
Hartford Capital Appreciation
 Investment Division...............   5,619     874           4,745
Hartford Stock Investment
 Division..........................     877      29             848
Janus Aspen Worldwide Growth
 Investment Division...............   4,628     599           4,029
Janus Aspen Balanced Investment
 Division..........................     832      81             751
Janus Aspen Flexible Income
 Investment Division...............   1,011     232             779
Janus Aspen Growth and Income
 Investment Division...............   1,947      77           1,870
Wells Fargo Variable Trust Equity
 Income Investment Division........    --         7              (7)
Wells Fargo Variable Trust Large
 Company Growth Investment
 Division..........................     642      17             625
Wells Fargo Variable Trust Money
 Market Investment Division........     110      17              93

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                      UNITS    UNITS            NET
FUND                                 ISSUED   REDEEMED  INCREASE (DECREASE)
----                                 -------  --------  -------------------
Dreyfus Variable Investment
 Fund--Developing Leaders
 Investment Division...............   11,941     591           11,350
Fidelity VIP Equity-Income
 Investment Division...............    5,199     270            4,929
Fidelity VIP Index 500 Investment
 Division..........................    6,794     138            6,656
Hartford Advisers Investment
 Division..........................      865      24              841
Hartford Bond Investment
 Division..........................    9,212     419            8,793
Hartford Capital Appreciation
 Investment Division...............    8,768     313            8,455
Hartford Stock Investment
 Division..........................      793       5              788
Janus Aspen Worldwide Growth
 Investment Division...............    5,385     105            5,279
Janus Aspen Balanced Investment
 Division..........................    2,909     133            2,776
Janus Aspen Flexible Income
 Investment Division...............    1,325      35            1,290
Janus Aspen Growth and Income
 Investment Division...............    2,079     158            1,921
Wells Fargo Variable Trust Equity
 Income Investment Division........      425      12              413
Wells Fargo Variable Trust Large
 Company Growth Investment
 Division..........................      314       7              307
Wells Fargo Variable Trust Money
 Market Investment Division........      849      15              834

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME      TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**    RETURN***
                                   ------  ----------  --------  -------  ----------  ---------
DREYFUS VARIABLE INVESTMENT FUND--DEVELOPING LEADERS
 INVESTMENT DIVISION
  2004  Lowest contract charges    25,877  $10.945093  $283,225    0.65%       0.23%     10.62%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges    17,294    9.894533   171,116    0.65%       0.04%     30.84%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     5,944    7.562491    44,953    0.43%     --          --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
FIDELITY VIP EQUITY-INCOME INVESTMENT DIVISION
  2004  Lowest contract charges    10,915   11.856157   129,406    0.65%       1.23%     10.51%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     7,306   10.728514    78,379    0.65%       0.80%     29.19%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     2,377    8.304673    19,739    0.43%     --          --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --

_____________________________________ SA-12 ____________________________________

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME      TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**    RETURN***
                                   ------  ----------  --------  -------  ----------  ---------
FIDELITY VIP INDEX 500 INVESTMENT DIVISION
  2004  Lowest contract charges    11,180  $11.456021  $128,080    0.65%       0.96%      9.63%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     7,492   10.450034    78,288    0.64%       0.25%     27.26%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges       835    8.211384     6,860    0.43%     --          --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
HARTFORD ADVISERS INVESTMENT DIVISION
  2004  Lowest contract charges       825   11.003754     9,084    0.65%       2.07%      3.07%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       841   10.676025     8,974    0.64%       2.95%     17.72%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
HARTFORD BOND INVESTMENT DIVISION
  2004  Lowest contract charges    15,210   12.032237   183,012    0.65%       4.58%      3.94%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges    11,666   11.575655   135,039    0.65%       3.79%      7.15%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     2,872   10.803519    31,028    0.43%       0.16%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
HARTFORD CAPITAL APPRECIATION INVESTMENT DIVISION
  2004  Lowest contract charges    16,300   14.330677   233,596    0.65%       0.38%     18.59%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges    11,555   12.084272   139,629    0.64%       0.89%     41.46%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     3,099    8.542812    26,476    0.43%       1.65%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
HARTFORD STOCK INVESTMENT DIVISION
  2004  Lowest contract charges     1,636   10.769406    17,620    0.65%       1.21%      3.49%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       788   10.406000     8,204    0.63%       4.22%     25.65%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME      TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**    RETURN***
                                   ------  ----------  --------  -------  ----------  ---------
JANUS ASPEN WORLDWIDE GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges    10,025  $10.074581  $100,997    0.65%       1.06%      3.85%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     5,996    9.701202    58,164    0.64%       0.99%     22.88%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges       716    7.894894     5,656    0.43%       0.81%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
JANUS ASPEN BALANCED INVESTMENT DIVISION
  2004  Lowest contract charges     4,709   11.319660    53,299    0.65%       2.34%      7.59%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     3,958   10.521142    41,641    0.65%       2.27%     12.99%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     1,182    9.311952    11,008    0.43%       3.45%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
JANUS ASPEN FLEXIBLE INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     2,379   11.759333    27,975    0.65%       6.54%      3.04%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     1,600   11.412964    18,261    0.64%       5.02%      5.54%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges       310   10.814149     3,349    0.43%       3.92%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
JANUS ASPEN GROWTH AND INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     4,848   11.113280    53,878    0.65%       0.45%     10.96%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     2,978   10.016030    29,824    0.65%       0.51%     22.71%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     1,050    8.162212     8,567    0.43%       1.19%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --

_____________________________________ SA-14 ____________________________________

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME      TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**    RETURN***
                                   ------  ----------  --------  -------  ----------  ---------
WELLS FARGO VARIABLE TRUST EQUITY INCOME INVESTMENT DIVISION
  2004  Lowest contract charges       406  $11.205522  $  4,548    0.66%       1.57%     10.36%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       413   10.153575     4,196    0.64%       1.90%     25.39%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges       932   10.291230     9,593    0.65%     --           2.59%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       307   10.031916     3,079    0.64%     --          25.47%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
WELLS FARGO VARIABLE TRUST MONEY MARKET INVESTMENT DIVISION
  2004  Lowest contract charges       927   10.025533     9,294    0.66%       0.70%      0.05%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       834   10.021026     8,358    0.64%       0.45%     (0.15)%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Divisions invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

_____________________________________ SA-16 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****

                                     PART C

                                OTHER INFORMATION

Item 26. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b) Not Applicable.

     (c) (1) Principal Underwriting Agreement.(1)

     (c) (2) Form of Selling Agreements.(2)

     (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

     (f) Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

     (g) Contracts of Reinsurance.(4)

     (h) Form of Participation Agreement.(4)

     (i) Not Applicable.

     (j) Not Applicable.

     (k) Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.

     (l) Not Applicable.

     (m) Not Applicable.

     (n) Consent of Deloitte & Touche LLP.

     (o) No Financial Statements are Omitted.

     (p) Not Applicable.

     (q) Memorandum describing transfer and redemption procedures.(1)

     (r) Power of Attorney.

--------
(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-61267, dated July 24, 1995.

(2) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61267, dated May 31, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form S-6, File No. 33-63731, dated April 19, 1999.

Item 27.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

-------------
* Denotes Board of Directors of Hartford.

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement File No. 333-50280, filed on April 5, 2005.

Item 29. Indemnification

Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive.
Section 33 -776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

    A.  conducted himself in good faith;

    B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

    C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

    A.  conducted himself in good faith;

    B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

    C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account VL I
         Hartford Life Insurance Company - Separate Account VL II
         Hartford Life Insurance Company - ICMG Secular Trust Separate Account Hartford Life Insurance Company - ICMG Registered Variable Life
            Separate Account A
         Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (b) Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
               NAME                                   WITH UNDERWRITER
               ----                                   ----------------
         David A. Carlson                 Senior Vice President &
                                          Deputy Chief Financial Officer
         Richard G. Costello              Vice President and Secretary
         Timothy M. Fitch                 Senior Vice President & Actuary
         George R. Jay                    Chief Broker-Dealer Compliance
                                          Officer
         Michael L. Kalen                 Executive Vice President, Director
         Joseph F. Mahoney                Vice President
         Thomas M. Marra                  President and Chief Executive Officer,
                                          Director
         John C. Walters                  Executive Vice President
         Neal S. Wolin                    Executive Vice President and
                                          General Counsel

         Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT
         06115.

Item 31. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 32. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 33. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the Town of Simsbury, and State of Connecticut on this 10th day of November, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
        (Registrant)

By: Thomas M. Marra                                     *By: /s/ Jerry K. Scheinfeldt
   -------------------------------------------               ----------------------------
    Thomas M. Marra,                                         Jerry K. Scheinfeldt
    President, Chief Executive Officer and                   Attorney-In-Fact
    Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
   -------------------------------------------
    Thomas M. Marra,
    President, Chief Executive Officer and
    Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
     Accounting Officer*
John C. Walters, Executive Vice President, Director*
Lizabeth H. Zlatkus, Executive Vice President and       *By: /s/ Jerry K. Scheinfeldt
     Chief Financial Officer, Director*                      ----------------------------
David M. Znamierowski, Executive Vice President &            Jerry K. Scheinfeldt
     Chief Investment Officer, Director*                     Attorney-in-Fact

                                                             Date: November 10, 2005

33-63731

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel

1.2  Consent of Deloitte & Touche LLP.

1.3  Power of Attorney.